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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1.	Reports to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2019

Baron Funds®

Baron Investment Funds Trust

Semi-Annual Financial Report

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Baron Funds (“Baron”) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Baron website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Baron or your financial intermediary electronically by contacting your financial intermediary or going to icsdelivery.com/baronfunds.

You may elect to receive all future reports in paper free of charge. You can inform Baron or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions included on the envelope or slip inserted with this disclosure. Your election to receive reports in paper will apply to all funds held with Baron or your financial intermediary.

DEAR BARON INVESTMENT FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (the “Funds”) for the six months ended March 31, 2019. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer May 28, 2019	Linda S. Martinson Chairman, President and Chief Operating Officer May 28, 2019	Peggy Wong Treasurer and Chief Financial Officer May 28, 2019

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund and Baron Health Care Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Legal Notices” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2019

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2019
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	0.59%	14.88%	17.84%	11.86%	17.20%	11.61%
Baron Asset Fund — Institutional Shares[1,2,4]	0.72%	15.16%	18.15%	12.16%	17.51%	11.70%
Baron Asset Fund — R6 Shares[1,2,4]	0.72%	15.18%	18.15%	12.15%	17.50%	11.70%
Russell Midcap Growth Index[1]	0.49%	11.51%	15.06%	10.89%	17.60%	10.18%	[3]
S&P 500 Index[1]	(1.72)%	9.50%	13.51%	10.91%	15.92%	9.72%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2019.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2019 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2019

Percent of Net Assets
Gartner, Inc.	5.8%
IDEXX Laboratories, Inc.	5.4%
Mettler-Toledo International, Inc.	4.5%
Verisk Analytics, Inc.	4.4%
Vail Resorts, Inc.	3.5%
Guidewire Software, Inc.	3.4%
Verisign, Inc.	3.2%
ANSYS, Inc.	2.8%
FactSet Research Systems, Inc.	2.7%
CoStar Group, Inc.	2.5%

38.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2019†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2019, Baron Asset Fund1 increased 0.59%, while the Russell Midcap Growth Index gained 0.49% and the S&P 500 Index declined 1.72%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

The six-month period was a roller coaster ride for the markets. The first three months were exceptionally volatile, culminating with a steep slide in December that took most indexes into bear market territory. Projections of a slowdown in economic momentum and corporate earnings growth coupled with rising interest rates spurred the risk-off behavior. The U.S.-China trade dispute and partial federal government shutdown also pressured equities. In January, the market abruptly reversed course, and over the next three months, recovered almost all the decline as it shrugged off many of the concerns that had roiled stocks over the prior three months. Investors cheered perceived progress on U.S.-China trade negotiations, attractive stock valuations, and indications that Federal Reserve policies would become more dovish. On top of that, near-term recession fears appeared to moderate.

Information Technology, Financials, and Real Estate were the top contributing sectors in the period. Consumer Discretionary and Health Care were the top detractors.

Weighing instruments manufacturer Mettler-Toledo International, Inc. was the top contributor due to strong sales and earnings growth and solid 2019 guidance. Management commentary regarding the company’s demand environment was positive. Mettler has not seen a slowdown in China and has taken steps to mitigate the impact of tariffs, although the company still stands to benefit from their reduction or removal. Mettler’s board authorized an increase in balance sheet leverage to repurchase stock.

The top detractor was Vail Resorts, Inc., a global operator of ski resorts, due to destination visitation that missed investor expectations. The company also lowered its 2019 guidance by 4.5%. We retain conviction. Business improved over the holiday season and Vail continues to lock up 50% of its lift ticket revenue before the ski season starts and generate strong cash flow.

We continue to believe that mid-sized growth stocks represent an attractive investment opportunity. The U.S. economy remains among the world’s healthiest, its equity market multiples remain within the range of their long-term historic averages, and interest rates continue to be quite low by historic standards. We believe our diversified portfolio of fast growing, well managed, competitively advantaged businesses will continue to perform well in this environment. There is, of course, no guarantee that this will be the case.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	March 31, 2019

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2019
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	(0.99)%	15.27%	16.62%	9.66%	16.63%	13.12%
Baron Growth Fund — Institutional Shares[1,2,3]	(0.87)%	15.57%	16.92%	9.94%	16.92%	13.23%
Baron Growth Fund — R6 Shares[1,2,3]	(0.87)%	15.56%	16.92%	9.94%	16.92%	13.23%
Russell 2000 Growth Index[1]	(8.22)%	3.85%	14.87%	8.41%	16.52%	7.98%
S&P 500 Index[1]	(1.72)%	9.50%	13.51%	10.91%	15.92%	9.89%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2019 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2019

Percent of Net Assets
Vail Resorts, Inc.	7.0%
CoStar Group, Inc.	6.1%
MSCI, Inc.	5.5%
Gartner, Inc.	5.2%
Arch Capital Group Ltd.	4.9%
FactSet Research Systems, Inc.	4.7%
ANSYS, Inc.	4.2%
IDEXX Laboratories, Inc.	3.8%
SS&C Technologies Holdings, Inc.	3.6%
Iridium Communications Inc.	3.6%

48.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2019†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2019, Baron Growth Fund1 declined 0.99%, outperforming the Russell 2000 Growth Index, which declined 8.22% and the S&P 500 Index, which declined 1.72%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

The six-month period was a roller coaster ride for the markets. The first three months were exceptionally volatile, culminating with a steep slide in December that took most indexes into bear market territory. Projections of a slowdown in economic momentum and corporate earnings growth coupled with rising interest rates spurred the risk-off behavior. The U.S.-China trade dispute and partial federal government shutdown also pressured equities. In January, the market abruptly reversed course, and over the next three months, recovered almost all the decline as it shrugged off many of the concerns that had roiled stocks over the prior three months. Investors cheered perceived progress on U.S.-China trade negotiations, attractive stock valuations, and indications that Federal Reserve policies would become more dovish. On top of that, near-term recession fears appeared to moderate.

Financials and Real Estate were the top contributing sectors in the period. Holdings in Consumer Discretionary, Health Care, and Industrials detracted.

MSCI, Inc., a leading provider of investment decision support tools, was the top contributor to performance due to solid earnings results and an upbeat investor day presentation in which management presented an optimistic long-term financial model. We retain conviction in MSCI because we believe the company owns strong franchises and stands to benefit from several prominent tailwinds.

The top detractor was Vail Resorts, Inc., a global operator of ski resorts, due to destination visitation that missed investor expectations. The company also lowered its 2019 guidance by 4.5%. We retain conviction. Business improved over the holiday season and Vail continues to lock up 50% of its lift ticket revenue before the ski season starts and generate strong cash flow.

The Fund continues to invest in a portfolio of businesses that have better financial characteristics than the benchmark index against which it is compared. These businesses have higher operating profit margins, net margins, EBITDA margins, return on invested capital, return on equity, return on assets, and lower standard deviations of earnings growth. While we do not try to predict short-term macro developments or current events, we believe conditions remain favorable for the U.S. economy and equity markets.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2019

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2019
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	(4.10)%	10.84%	17.91%	9.16%	16.08%	10.11%
Baron Small Cap Fund — Institutional Shares[1,2,3]	(3.94)%	11.20%	18.23%	9.45%	16.37%	10.24%
Baron Small Cap Fund — R6 Shares[1,2,3]	(3.95)%	11.17%	18.22%	9.45%	16.37%	10.24%
Russell 2000 Growth Index[1]	(8.22)%	3.85%	14.87%	8.41%	16.52%	6.12%
S&P 500 Index[1]	(1.72)%	9.50%	13.51%	10.91%	15.92%	7.23%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2019 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2019

Percent of Net Assets
Gartner, Inc.	4.3%
Guidewire Software, Inc.	3.9%
TransDigm Group, Inc.	3.1%
Waste Connections, Inc.	3.0%
The Trade Desk	2.8%
ASGN Incorporated	2.7%
SBA Communications Corp.	2.7%
IDEXX Laboratories, Inc.	2.7%
Bright Horizons Family Solutions, Inc.	2.6%
PRA Health Sciences, Inc.	2.4%

30.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2019†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2019, Baron Small Cap Fund1 declined 4.10%, outperforming the Russell 2000 Growth Index, which declined 8.22% and underperforming the S&P 500 Index, which fell 1.72%.

Baron Small Cap Fund invests 80% of its net assets in equity securities of small-sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

The six-month period was a roller coaster ride for the markets. The first three months were exceptionally volatile, culminating with a steep slide in December that took most indexes into bear market territory. Projections of a slowdown in economic momentum and corporate earnings growth coupled with rising interest rates spurred the risk-off behavior. The U.S.-China trade dispute and partial federal government shutdown also pressured equities. In January, the market abruptly reversed course, and over the next three months, recovered almost all the decline as it shrugged off many of the concerns that had roiled stocks over the prior three months. Investors cheered perceived progress on U.S.-China trade negotiations, attractive stock valuations, and indications that Federal Reserve policies would become more dovish. On top of that, near-term recession fears appeared to moderate.

Real Estate was the top contributor to performance. Holdings in Health Care, Industrials, and Information Technology were the top detractors.

The Trade Desk, a leading internet advertising demand-side platform, was the top contributor. The company enables agencies to efficiently purchase digital advertising through PC, mobile, and online video channels. Shares rose on robust financial results, with particular strength in international markets and the fast-growing connected TV business. We remain positive on the company given its technology, scale, and estimated 10% share in the $10 billion programmatic advertising market.

Teladoc Health, Inc., the U.S.’s largest telehealth company, was the top detractor. Its stock fell in concert with the broader market retreat in the first three months of the period, which was particularly brutal for high-growth stocks. The sell-off also reflected news of the resignation of the CFO/COO. We believe the incident will not stall Teladoc’s substantial momentum in the rapidly expanding telehealth space, where it is the dominant player. Guidance was reiterated and the CFO/COO’s acting replacement is well known and respected by investors.

Baron Small Cap Fund invests primarily in classic growth stocks that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. We also invest in fallen angels, which are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. A third category of investment is special situations, including spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2019

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2019
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	1.23%	20.10%	23.89%	11.97%	17.68%	7.12%
Baron Opportunity Fund — Institutional Shares[1,2,3]	1.41%	20.46%	24.24%	12.27%	17.99%	7.26%
Baron Opportunity Fund — R6 Shares[1,2,3]	1.36%	20.43%	24.27%	12.29%	18.00%	7.27%
Russell 3000 Growth Index[1]	(2.80)%	12.06%	16.40%	13.10%	17.44%	4.52%
S&P 500 Index[1]	(1.72)%	9.50%	13.51%	10.91%	15.92%	5.94%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Baron Fund expenses pursuant to a contract expiring on August 29, 2030, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2019 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2019

Percent of Net Assets
Amazon.com, Inc.	5.9%
Microsoft Corporation	5.5%
Guidewire Software, Inc.	5.2%
Alphabet Inc.	5.1%
Gartner, Inc.	4.5%
argenx SE	2.6%
Tesla, Inc.	2.5%
CoStar Group, Inc.	2.5%
Sage Therapeutics, Inc.	2.4%
Electronic Arts Inc.	2.4%

38.6%

SECTOR BREAKDOWN AS OF MARCH 31, 2019†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2019, Baron Opportunity Fund1 increased 1.23%, while the Russell 3000 Growth Index declined 2.80% and the S&P 500 Index declined 1.72%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation, through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high growth businesses of any market capitalization, selected for their capital appreciation potential.

The six-month period was a roller coaster ride for the markets. The first three months were exceptionally volatile, culminating with a steep slide in December that took most indexes into bear market territory. Projections of a slowdown in economic momentum and corporate earnings growth coupled with rising interest rates spurred the risk-off behavior. The U.S.-China trade dispute and partial federal government shutdown also pressured equities. In January, the market abruptly reversed course, and over the next three months, recovered almost all the decline as it shrugged off many of the concerns that had roiled stocks over the prior three months. Investors cheered perceived progress on U.S.-China trade negotiations, attractive stock valuations, and indications that Federal Reserve policies would become more dovish. On top of that, near-term recession fears appeared to moderate.

Investments in Information Technology and Health Care contributed the most during the period. Communication Services and Consumer Discretionary detracted the most.

The top contributor was argenx SE, a Belgian/Dutch biotechnology company developing innovative antibody therapies for cancer and autoimmune diseases. Strong performance was driven by a previously undisclosed milestone payment from AbbVie on an underfollowed asset in argenx’s pipeline and an exclusive licensing deal with Halozyme to utilize its subcutaneous technology that we believe practically assures argenx’s lead in the neonatal Fc receptor (“FcRn”) market. We believe argenx’s FcRn platform is one of the most valuable assets in the biotechnology development space.

Apple, Inc., a technology company known for its iconic iPhone, was the top detractor in the period. Shares detracted for the period held due to the company’s pre-announced revenue, which was lower than its historical guidance range due to declining iPhone sales. We sold our position in the company, as we no longer view Apple as a growth-oriented investment.

We remain focused on finding unique businesses across different segments of the economy that we believe offer long-term secular growth, sustainable competitive advantages, high-quality management teams, and attractive stock prices. We believe that investment returns for stocks are driven by earnings growth, and therefore direct our research towards understanding the drivers of business profit and projecting future profit growth as accurately as we can.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2019

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND

(RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2019
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	(1.48)%	11.82%	20.25%	13.63%	17.04%	9.19%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	(1.36)%	12.07%	20.57%	13.91%	17.33%	9.38%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	(1.36)%	12.07%	20.58%	13.92%	17.33%	9.38%
Russell 1000 Growth Index[1]	(2.34)%	12.75%	16.53%	13.50%	17.52%	9.85%
S&P 500 Index[1]	(1.72)%	9.50%	13.51%	10.91%	15.92%	8.73%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Baron Fund expenses pursuant to a contract expiring on August 29, 2030, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2019 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2019

Percent of Net Assets
Amazon.com, Inc.	13.2%
Alibaba Group Holding Limited	5.8%
Mastercard Incorporated	5.4%
Alphabet Inc.	5.0%
Visa, Inc.	4.6%
Veeva Systems Inc.	4.4%
Intuitive Surgical, Inc.	4.3%
Illumina, Inc.	4.2%
Worldpay, Inc.	3.8%
Facebook, Inc.	3.5%

54.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2019†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2019, Baron Fifth Avenue Growth Fund1 declined 1.48%, outperforming the Russell 1000 Growth Index, which fell 2.34% and the S&P 500 Index, which declined 1.72%.

Baron Fifth Avenue Growth Fund invests in large-sized growth companies, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages that have the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

The six-month period was a roller coaster ride for the markets. The first three months were exceptionally volatile, culminating with a steep slide in December that took most indexes into bear market territory. Projections of a slowdown in economic momentum and corporate earnings growth coupled with rising interest rates spurred the risk-off behavior. The U.S.-China trade dispute and partial federal government shutdown also pressured equities. In January, the market abruptly reversed course, and over the next three months, recovered almost all the decline as it shrugged off many of the concerns that had roiled stocks over the prior three months. Investors cheered perceived progress on U.S.-China trade negotiations, attractive stock valuations, and indications that Federal Reserve policies would become more dovish. On top of that, near-term recession fears appeared to moderate.

Information Technology and Health Care were the top contributing sectors in the period. The Communication Services, Consumer Discretionary, and Financials sectors detracted.

Cloud software provider Veeva Systems Inc. was the top contributor due to sustainable growth in its CRM business and rapid growth in in its newer Vault business. New product development, maturing product offerings, and a loyal customer base are adding confidence in Veeva’s unique position and in its ability to support growth while generating significant free cash flow.

e-commerce leader Amazon.com, Inc. was the top detractor. Shares fell on softer revenue growth, but the company remains one of the Fund’s highest conviction investment ideas. While penetration of e-commerce is rising rapidly, Amazon continues to grow its total addressable market at an unprecedented pace. We believe Amazon’s advertising business has the potential to generate $30 billion in the next four years and the ability to substantially improve Amazon’s core margins. AWS is also the leader in the cloud infrastructure market by a wide margin.

The Fund seeks to manage risk by focusing on business risk (competition, management, regulations), valuation risk (purchase price providing a large enough margin of safety), financial risk (leverage and capital structure), and analysis risk (our assumptions). Our objective is not to predict how markets may perform in a given year. Instead, we aim to create a portfolio of unique companies with different end markets because, in our experience, this is the best way to manage market risk over time.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2019

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2019
	Six Months*	One Year	Three Years	Five Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	(8.34)%	21.78%	27.32%	11.91%	15.71%
Baron Discovery Fund — Institutional Shares[1,2]	(8.25)%	22.08%	27.65%	12.18%	15.99%
Baron Discovery Fund — R6 Shares[1,2,3]	(8.25)%	22.15%	27.66%	12.18%	15.99%
Russell 2000 Growth Index[1]	(8.22)%	3.85%	14.87%	8.41%	9.26%
S&P 500 Index[1]	(1.72)%	9.50%	13.51%	10.91%	12.25%

*	Not Annualized.

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Baron Fund expenses pursuant to a contract expiring on August 29, 2030, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

March 31, 2019 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2019

Percent of Net Assets
Mercury Systems, Inc.	3.4%
Myriad Genetics, Inc.	3.3%
Americold Realty Trust	2.7%
SiteOne Landscape Supply, Inc.	2.7%
Yext, Inc.	2.5%
RIB Software SE	2.5%
The Trade Desk	2.5%
Intersect ENT, Inc.	2.4%
Sientra, Inc.	2.4%
2U, Inc.	2.3%

26.7%

SECTOR BREAKDOWN AS OF MARCH 31, 2019†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2019, Baron Discovery Fund1 declined 8.34%%, underperforming the Russell 2000 Growth Index, which fell 8.22% and the S&P 500 Index, which declined 1.72%.

Baron Discovery Fund invests primarily in small-sized U.S. companies, at time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger, so long as the purchase of those securities would not cause the Fund’s weighted average market capitalization to exceed that of the Russell 2000 Growth Index. If at any time, the Fund’s weighted average market capitalization exceeds that of the Russell 2000 Growth Index, the Fund may only purchase securities with market capitalizations up to the weighted average market capitalization of the Russell 2000 Growth Index. The Fund invests in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

The six-month period was a roller coaster ride for the markets. The first three months were exceptionally volatile, culminating with a steep slide in December that took most indexes into bear market territory. Projections of a slowdown in economic momentum and corporate earnings growth coupled with rising interest rates spurred the risk-off behavior. The U.S.-China trade dispute and partial federal government shutdown also pressured equities. In January, the market abruptly reversed course, and over the next three months, recovered almost all the decline as it shrugged off many of the concerns that had roiled stocks over the prior three months. Investors cheered perceived progress on U.S.-China trade negotiations, attractive stock valuations, and indications that Federal Reserve policies would become more dovish. On top of that, near-term recession fears appeared to moderate.

The Real Estate and Information Technology sectors were the top contributors. Health Care, Consumer Discretionary, and Industrials were the top detractors.

Gaming operator Boyd Gaming Corporation contributed the most, as concerns over weather impacting visitation to its casinos proved unfounded. The company is seeing strong growth in spend per visit at most casinos, as the Las Vegas and regional economies remain strong. Boyd continues to generate robust free cash flow, pay down debt on its balance sheet, and improve its financial positioning. Its five recent acquisitions are also showing growth and remain on track with their synergy targets. Boyd expects to be within its targeted range of between 4 times to 5 times EBITDA by year end.

Medical device company Sientra, Inc. was the top detractor due to the company’s delay in ramping up a breast implant facility and industry concerns over textured implant safety that have dampened overall procedure volume. The FDA has convened a panel to examine rare incidences of cancer involving textured implants. We are not overly concerned, as Sientra’s textured implants have far fewer incidents per implant than competitors, and the textured business represents only about 1% to 2% of Sientra’s sales.

We think the long-term fundamentals of our companies remain strong. The companies we own are, in our view, high quality, innovative and run by excellent management teams. We are optimistic that they will be significantly bigger next year than they are today and that this growth can continue for years after. There is, of course, no guarantee that this will be the case.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund	March 31, 2019

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND

(RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2019
	Six Months*	One Year	Since Inception (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	(1.14)%	4.81%	4.91%
Baron Durable Advantage Fund — Institutional Shares[1,2]	(1.05)%	5.10%	5.14%
Baron Durable Advantage Fund — R6 Shares[1,2]	(0.96)%	5.10%	5.14%
S&P 500 Index[1]	(1.72)%	9.50%	6.87%

*	Not Annualized.

[1]

The index is unmanaged. The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and Baron Durable Advantage Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser reimburses certain Baron Fund expenses pursuant to a contract expiring on August 29, 2030, unless renewed for another 11-year term and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2019 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2019

Percent of Net Assets
Microsoft Corporation	5.2%
Mastercard Incorporated	5.1%
Danaher Corporation	4.7%
Moody’s Corporation	4.6%
UnitedHealth Group Incorporated	4.5%
S&P Global Inc.	4.3%
Alphabet Inc.	4.3%
Apple, Inc.	4.1%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
Accenture plc	3.4%

43.7%

SECTOR BREAKDOWN AS OF MARCH 31, 2019†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2019, Baron Durable Advantage Fund1 declined 1.14%, outperforming the S&P 500 Index, which fell 1.72%.

Baron Durable Advantage Fund invests primarily in large-sized U.S. companies with market capitalizations no smaller than the top 90th percentile by market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes competitively advantaged businesses with excess free cash flow that can be returned to shareholders.

The six-month period was a roller coaster ride for the markets. The first three months were exceptionally volatile, culminating with a steep slide in December that took most indexes into bear market territory. Projections of a slowdown in economic momentum and corporate earnings growth coupled with rising interest rates spurred the risk-off behavior. The U.S.-China trade dispute and partial federal government shutdown also pressured equities. In January, the market abruptly reversed course, and over the next three months, recovered almost all the decline as it shrugged off many of the concerns that had roiled stocks over the prior three months. Investors cheered perceived progress on U.S.-China trade negotiations, attractive stock valuations, and indications that Federal Reserve policies would become more dovish. On top of that, near-term recession fears appeared to moderate.

Holdings in Health Care, Financials, and Industrials contributed most to performance. Communication Services, Consumer Staples, and Consumer Discretionary were the top detracting sectors.

Life sciences tools company Danaher Corporation was the top contributor. Shares appreciated after the company announced the acquisition of GE’s bioproduction business for $21 billion. The newly acquired business is a leader in the fast-growing, attractive bioproduction market, and the transaction brings scale to Danaher’s existing bioproduction business. We expect the transaction to elevate Danaher’s growth rate and to be accretive to earnings, and it increases our conviction in our investment thesis.

Video game publisher Activision Blizzard, Inc. was the top detractor due to questions around the company’s launch slate for 2019 and broad negative sentiment across the video game sector. While the near-term environment is challenging, we retain long-term conviction in Activision due to a long track record of success and industry tailwinds that should benefit the company going forward, including the shift to digital, in-game monetization, mobile gaming, advertising, and eSports.

Our goal is to invest in large-cap companies that we believe have strong and durable competitive advantages, proven track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is regularly returned to the shareholders in the form of either dividends or share repurchases. We hope to maximize long-term returns without taking significant risks of permanent loss of capital. We are optimistic about the prospects of the companies in which we are invested and will always continue to search for new ideas and opportunities.

†

Sector levels are provided from the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been reclassified or classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2019

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (97.48%)
Communication Services (3.07%)
	Cable & Satellite (0.97%)
425,000	Liberty Broadband Corporation, Cl C1	$32,000,689	$38,989,500

	Interactive Media & Services (2.10%)
1,183,000	ANGI Homeservices, Inc., Cl A1	19,691,754	18,265,520
176,000	IAC/InterActiveCorp.[1]	36,585,523	36,979,360
836,374	Zillow Group, Inc., CI C1	23,438,376	29,055,633

		79,715,653	84,300,513

Total Communication Services		111,716,342	123,290,013

Consumer Discretionary (8.56%)
	Hotels, Resorts & Cruise Lines (2.06%)
556,442	Choice Hotels International, Inc.	5,979,508	43,257,801
543,233	Hyatt Hotels Corp., Cl A	16,817,762	39,422,419

		22,797,270	82,680,220

	Internet & Direct Marketing Retail (1.97%)
25,759	Booking Holdings, Inc.[1]	4,113,567	44,947,137
288,627	Expedia Group, Inc.	35,637,276	34,346,613

		39,750,843	79,293,750

	Leisure Facilities (3.46%)
639,538	Vail Resorts, Inc.	12,388,781	138,971,607

	Specialty Stores (1.07%)
406,117	Tiffany & Co.	23,045,345	42,865,649

Total Consumer Discretionary		97,982,239	343,811,226

Financials (12.20%)
	Asset Management & Custody Banks (0.77%)
307,514	T. Rowe Price Group, Inc.	11,188,453	30,788,302

	Financial Exchanges & Data (4.29%)
438,725	FactSet Research Systems, Inc.	30,500,158	108,922,256
257,267	MarketAxess Holdings, Inc.	31,487,484	63,308,263

		61,987,642	172,230,519

	Insurance Brokers (1.68%)
385,421	Willis Towers Watson plc[2]	48,903,637	67,699,199

	Investment Banking & Brokerage (2.26%)
2,125,936	The Charles Schwab Corp.	1,921,092	90,905,023

	Property & Casualty Insurance (1.93%)
2,393,444	Arch Capital Group Ltd.[1,2]	8,625,560	77,356,110

	Regional Banks (1.27%)
506,421	First Republic Bank	18,557,404	50,875,054

Total Financials		151,183,788	489,854,207

Health Care (23.21%)
	Biotechnology (0.90%)
226,658	Sage Therapeutics, Inc.[1]	35,684,955	36,049,955

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Health Care Equipment (7.23%)
99,000	DexCom, Inc.[1]	$12,763,833	$11,790,900
976,630	IDEXX Laboratories, Inc.[1]	18,197,737	218,374,468
199,644	Teleflex, Inc.	40,334,965	60,324,431

		71,296,535	290,489,799

	Health Care Supplies (3.89%)
93,360	Align Technology, Inc.[1]	15,256,103	26,545,049
215,418	The Cooper Companies, Inc.	36,713,299	63,800,349
598,404	West Pharmaceutical Services, Inc.	26,107,582	65,944,120

		78,076,984	156,289,518

	Health Care Technology (1.53%)
484,386	Veeva Systems, Inc., Cl A1	30,296,950	61,449,208

	Life Sciences Tools & Services (9.65%)
431,986	Bio-Techne Corporation	45,942,864	85,770,820
302,552	Illumina, Inc.[1]	13,002,071	93,999,881
251,117	Mettler-Toledo International, Inc.[1]	26,581,877	181,557,591
104,000	Waters Corp.[1]	21,564,959	26,177,840

		107,091,771	387,506,132

	Pharmaceuticals (0.01%)
8,340	Elanco Animal Health, Inc.[1]	200,160	267,464

Total Health Care		322,647,355	932,052,076

Industrials (17.65%)
	Aerospace & Defense (0.73%)
588,082	BWX Technologies, Inc.	29,416,776	29,157,106

	Agricultural & Farm Machinery (1.04%)
607,045	The Toro Co.	37,800,467	41,788,978

	Building Products (0.75%)
569,158	AO Smith Corp.	29,825,518	30,347,505

	Construction Machinery & Heavy Trucks (0.38%)
205,740	Wabtec Corp.	13,120,881	15,167,153

	Environmental & Facilities Services (1.10%)
1,060,612	Rollins, Inc.	23,392,873	44,142,671

	Industrial Conglomerates (2.23%)
262,192	Roper Technologies, Inc.	27,831,603	89,661,798

	Industrial Machinery (1.74%)
460,760	IDEX Corporation	36,231,831	69,915,722

	Research & Consulting Services (9.23%)
219,493	CoStar Group, Inc.[1]	44,044,864	102,375,925
1,393,500	TransUnion	70,501,013	93,141,540
1,316,206	Verisk Analytics, Inc.	43,847,924	175,055,398

		158,393,801	370,572,863

	Trading Companies & Distributors (0.45%)
281,117	Fastenal Co.	6,165,826	18,078,634

Total Industrials		362,179,576	708,832,430

16	See Notes to Financial Statements.

March 31, 2019	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (continued)
Information Technology (26.80%)
	Application Software (11.27%)
611,856	ANSYS, Inc.[1]	$26,567,864	$111,792,210
350,000	Aspen Technology, Inc.[1]	30,714,066	36,491,000
1,284,093	Ceridian HCM Holding, Inc.[1]	44,181,333	65,873,971
1,406,809	Guidewire Software, Inc.[1]	76,200,081	136,685,563
1,042,076	SS&C Technologies Holdings, Inc.	32,682,577	66,369,820
58,000	The Trade Desk, Inc., Cl A1	11,795,322	11,481,100
72,134	The Ultimate Software Group, Inc.[1]	13,782,618	23,813,597

		235,923,861	452,507,261

	Data Processing & Outsourced Services (4.17%)
213,448	FleetCor Technologies, Inc.[1]	11,616,151	52,634,142
290,986	MAXIMUS, Inc.	14,227,799	20,654,186
829,350	Worldpay, Inc., Cl A1	48,700,893	94,131,225

		74,544,843	167,419,553

	Internet Services & Infrastructure (4.57%)
699,103	Verisign, Inc.[1]	42,196,951	126,929,141
468,000	Wix.com Ltd.[1,2]	41,821,919	56,548,440

		84,018,870	183,477,581

	IT Consulting & Other Services (5.81%)
1,538,323	Gartner, Inc.[1]	33,456,031	233,332,833

	Technology Distributors (0.98%)
407,363	CDW Corp.	27,215,415	39,257,572

Total Information Technology		455,159,020	1,075,994,800

Real Estate (5.99%)
	Office REITs (0.49%)
52,548	Alexander’s, Inc.[4]	2,289,268	19,766,981

	Real Estate Services (1.53%)
1,243,323	CBRE Group, Inc., Cl A1	19,021,762	61,482,322

	Specialized REITs (3.97%)
133,416	Equinix, Inc.	12,783,698	60,458,795
494,856	SBA Communications Corp.[1]	19,122,141	98,802,949

		31,905,839	159,261,744

Total Real Estate		53,216,869	240,511,047

Total Common Stocks		1,554,085,189	3,914,345,799

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
7,056,223	Windy City Investments Holdings, L.L.C.[1,3,4,6]	$0	$190,518

Principal Amount
Short Term Investments (2.47%)
$99,184,488	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity - $99,188,620; (Fully collateralized by $98,150,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value - $101,172,726)[5]	99,184,488	99,184,488

Total Investments (99.95%)		$1,653,269,677	4,013,720,805

Cash and Other Assets Less Liabilities (0.05%)			1,858,330

Net Assets			$4,015,579,135

Retail Shares (Equivalent to $76.79 per share based on 28,162,119 shares outstanding)			$2,162,499,400

Institutional Shares (Equivalent to $79.84 per share based on 22,260,010 shares outstanding)			$1,777,292,876

R6 Shares (Equivalent to $79.83 per share based on 949,349 shares outstanding)			$75,786,859

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2019, the market value of restricted and fair valued securities amounted to $190,518 or 0.00 % of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2019

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (99.11%)
Communication Services (4.50%)
	Alternative Carriers (3.03%)
7,488,437	Iridium Communications, Inc.[1,4]	$45,679,471	$197,994,274

	Movies & Entertainment (1.47%)
5,000,000	Manchester United plc, Cl A2	70,291,779	96,100,000

Total Communication Services		115,971,250	294,094,274

Consumer Discretionary (20.15%)
	Apparel, Accessories & Luxury Goods (0.24%)
750,000	Under Armour, Inc., Cl A1	2,350,032	15,855,000

	Casinos & Gaming (3.17%)
725,000	Boyd Gaming Corp.	18,479,841	19,836,000
5,289,000	Penn National Gaming, Inc.[1]	70,102,132	106,308,900
3,131,887	Red Rock Resorts, Inc., Cl A	66,868,262	80,959,279

		155,450,235	207,104,179

	Education Services (3.30%)
1,700,000	Bright Horizons Family Solutions, Inc.[1]	54,460,676	216,087,000

	General Merchandise Stores (0.40%)
310,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	14,541,755	26,452,300

	Hotels, Resorts & Cruise Lines (5.90%)
3,000,000	Choice Hotels International, Inc.[4]	72,782,127	233,220,000
1,550,000	Marriott Vacations Worldwide Corp.	84,292,546	144,925,000
555,000	OneSpaWorld Holdings Ltd.[1,2,3,5,6]	5,550,000	7,486,950

		162,624,673	385,631,950

	Leisure Facilities (6.98%)
2,100,000	Vail Resorts, Inc.[4]	65,291,780	456,330,000

	Specialty Stores (0.16%)
275,000	Dick’s Sporting Goods, Inc.	3,967,433	10,122,750

Total Consumer Discretionary		458,686,584	1,317,583,179

Consumer Staples (1.09%)
	Food Distributors (0.60%)
1,000,000	Performance Food Group Co.[1]	19,000,000	39,640,000

	Household Products (0.49%)
450,000	Church & Dwight Co., Inc.	4,043,693	32,053,500

Total Consumer Staples		23,043,693	71,693,500

Financials (26.67%)
	Asset Management & Custody Banks (3.06%)
2,400,000	The Carlyle Group	51,254,887	43,872,000
2,000,000	Cohen & Steers, Inc.	49,208,575	84,540,000
1,450,000	Oaktree Capital Group, LLC	65,375,827	71,992,500

		165,839,289	200,404,500

	Financial Exchanges & Data (12.45%)
1,250,000	FactSet Research Systems, Inc.	62,536,096	310,337,500
1,150,000	Morningstar, Inc.	27,237,863	144,888,500
1,805,000	MSCI, Inc.	34,379,398	358,906,200

		124,153,357	814,132,200

Shares		Cost	Value
Common Stocks (continued)

Financials (continued)

	Investment Banking & Brokerage (0.81%)
450,000	Houlihan Lokey, Inc.	$19,625,873	$20,632,500
775,000	Moelis & Co., Cl A	21,734,239	32,247,750

		41,360,112	52,880,250

	Life & Health Insurance (3.50%)
1,875,000	Primerica, Inc.	40,103,890	229,031,250

	Property & Casualty Insurance (5.96%)
9,975,000	Arch Capital Group Ltd.[1,2]	31,574,822	322,392,000
978,449	Kinsale Capital Group, Inc.	32,761,205	67,092,248

		64,336,027	389,484,248

	Thrifts & Mortgage Finance (0.89%)
525,000	Essent Group Ltd.[1,2]	14,507,434	22,811,250
100,059	LendingTree, Inc.[1]	24,206,736	35,176,742

		38,714,170	57,987,992

Total Financials		474,506,845	1,743,920,440

Health Care (9.68%)
	Biotechnology (0.24%)
678,051	Denali Therapeutics, Inc.[1]	12,825,338	15,744,344

	Health Care Equipment (3.78%)
1,105,000	IDEXX Laboratories, Inc.[1]	16,367,967	247,078,000

	Health Care Supplies (1.54%)
548,717	Neogen Corp.[1]	11,540,855	31,490,869
625,000	West Pharmaceutical Services, Inc.	21,442,434	68,875,000

		32,983,289	100,365,869

	Life Sciences Tools & Services (3.96%)
850,000	Bio-Techne Corporation	44,923,357	168,767,500
125,000	Mettler-Toledo International, Inc.[1]	5,724,401	90,375,000

		50,647,758	259,142,500

	Pharmaceuticals (0.16%)
300,000	Dechra Pharmaceuticals plc (United Kingdom)[2,6]	8,518,489	10,555,784

Total Health Care		121,342,841	632,886,497

Industrials (8.34%)
	Building Products (1.40%)
1,490,000	Trex Company, Inc.[1]	27,131,528	91,664,800

	Electrical Components & Equipment (0.36%)
1,800,000	Bloom Energy Corp., Cl A1,5	34,451,023	23,256,000

	Environmental & Facilities Services (0.08%)
376,108	BrightView Holdings, Inc.[1]	4,489,364	5,415,956

	Industrial Machinery (0.07%)
65,507	Albany International Corp., Cl A	4,417,079	4,689,646

	Research & Consulting Services (6.06%)
850,000	CoStar Group, Inc.[1]	36,184,525	396,457,000

	Trading Companies & Distributors (0.37%)
700,000	Air Lease Corp.	16,086,660	24,045,000

Total Industrials		122,760,179	545,528,402

18	See Notes to Financial Statements.

March 31, 2019	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (continued)
Information Technology (20.69%)
	Application Software (13.62%)
850,000	2U, Inc.[1]	$45,703,927	$60,222,500
725,000	Altair Engineering, Inc., Cl A1	11,330,019	26,687,250
1,500,000	ANSYS, Inc.[1]	35,363,292	274,065,000
2,200,000	Benefitfocus, Inc.[1,4]	83,233,571	108,944,000
100,000	Cision Ltd.[1,2]	1,517,355	1,377,000
1,190,000	Guidewire Software, Inc.[1]	38,711,926	115,620,400
1,000,000	Pegasystems, Inc.	13,997,009	65,000,000
3,750,000	SS&C Technologies Holdings, Inc.	29,603,660	238,837,500

		259,460,759	890,753,650

	Data Processing & Outsourced Services (0.33%)
300,000	MAXIMUS, Inc.	5,432,144	21,294,000

	Electronic Components (0.77%)
275,000	Littelfuse, Inc.	30,870,720	50,182,000

	Internet Services & Infrastructure (0.81%)
438,207	Wix.com Ltd.[1,2]	28,664,771	52,948,552

	IT Consulting & Other Services (5.16%)
2,225,000	Gartner, Inc.[1]	33,772,978	337,488,000

Total Information Technology		358,201,372	1,352,666,202

Real Estate (7.99%)
	Diversified REITs (0.32%)
460,135	American Assets Trust, Inc.	8,503,418	21,101,791

	Office REITs (2.85%)
92,000	Alexander’s, Inc.[5]	11,873,304	34,607,640
3,750,000	Douglas Emmett, Inc.	46,426,704	151,575,000

		58,300,008	186,182,640

	Specialized REITs (4.82%)
750,000	Alexandria Real Estate Equities, Inc.[5]	26,517,362	106,920,000
5,400,000	Gaming and Leisure Properties, Inc.	118,252,553	208,278,000

		144,769,915	315,198,000

Total Real Estate		211,573,341	522,482,431

Total Common Stocks		1,886,086,105	6,480,854,925

Preferred Stocks (0.57%)
Communication Services (0.57%)
	Alternative Carriers (0.57%)
41,074	Iridium Communications, Inc., Series B, 6.75%[1,4,6]	10,095,219	37,078,321

Private Preferred Stocks (0.08%)
Health Care (0.08%)
	Health Care Technology (0.08%)
3,354,353	Schrödinger, Inc., Series E1,3,5,7	4,999,999	5,366,965

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	$0	$64,130

Warrants (0.01%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
96,515	OneSpaWorld Holdings Ltd. Warrants Exp 3/19/2024[1,2,3,5,6]	0	418,875

Principal Amount
Short Term Investments (0.19%)
$12,470,880	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity - $12,471,400; (Fully collateralized by $12,345,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value - $12,725,189)[6]	12,470,880	12,470,880

Total Investments (99.96%)		$1,913,652,203	6,536,254,096

Cash and Other Assets Less Liabilities (0.04%)			2,361,261

Net Assets			$6,538,615,357

Retail Shares (Equivalent to $74.38 per share based on 33,448,409 shares outstanding)			$2,487,770,462

Institutional Shares (Equivalent to $76.86 per share based on 51,273,040 shares outstanding)			$3,940,749,760

R6 Shares (Equivalent to $76.87 per share based on 1,432,271 shares outstanding)			$110,095,135

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2019, the market value of restricted and fair valued securities amounted to $13,336,920 or 0.20% of net assets. These securites are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2019

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (97.83%)
Communication Services (4.20%)
	Cable & Satellite (1.93%)
100,000	Liberty Broadband Corporation, Cl A1	$404,823	$9,164,000
300,000	Liberty Broadband Corporation, Cl C1	1,184,602	27,522,000
1,100,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	2,399,373	42,064,000

		3,988,798	78,750,000

	Movies & Entertainment (2.27%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C1	10,168,679	26,287,500
225,000	The Madison Square Garden Company, Cl A1	11,968,716	65,954,250

		22,137,395	92,241,750

Total Communication Services		26,126,193	170,991,750

Consumer Discretionary (14.26%)
	Automotive Retail (0.12%)
360,400	Camping World Holdings, Inc., Cl A	7,928,800	5,013,164

	Casinos & Gaming (1.75%)
2,750,000	Red Rock Resorts, Inc., Cl A	60,336,496	71,087,500

	Education Services (2.57%)
825,000	Bright Horizons Family Solutions, Inc.[1]	25,784,147	104,865,750

	General Merchandise Stores (0.52%)
250,000	Ollie’s Bargain Outlet Holdings, Inc.[1]	15,211,851	21,332,500

	Home Improvement Retail (2.02%)
2,000,000	Floor & Decor Holdings, Inc., Cl A1	77,932,896	82,440,000

	Homebuilding (1.79%)
1,500,000	Installed Building Products, Inc.[1,4]	88,307,354	72,750,000

	Hotels, Resorts & Cruise Lines (0.83%)
1,000,000	OneSpaWorld Holdings Ltd.[1,2,5]	12,000,000	13,660,000
1,500,000	OneSpaWorld Holdings Ltd.[1,2,3,5,6]	15,000,000	20,235,000

		27,000,000	33,895,000

	Leisure Facilities (1.35%)
800,000	Planet Fitness, Inc., Cl A1	28,416,505	54,976,000

	Restaurants (1.93%)
550,000	BJ’s Restaurants, Inc.	21,118,639	26,004,000
800,000	The Cheesecake Factory, Inc.	21,568,143	39,136,000
175,000	Wingstop Inc.	3,545,217	13,305,250

		46,231,999	78,445,250

	Specialty Stores (1.38%)
3,000,000	Hudson Ltd., Cl A1,2	54,314,533	41,250,000
1,879,869	Party City Holdco, Inc.[1]	24,232,484	14,926,160

		78,547,017	56,176,160

Total Consumer Discretionary		455,697,065	580,981,324

Financials (1.94%)
	Financial Exchanges & Data (0.47%)
200,000	Cboe Global Markets, Inc.	15,498,427	19,088,000

	Investment Banking & Brokerage (1.47%)
625,000	Houlihan Lokey, Inc.	28,909,333	28,656,250
750,000	Moelis & Co., Cl A	17,797,030	31,207,500

		46,706,363	59,863,750

Total Financials		62,204,790	78,951,750

Shares		Cost	Value
Common Stocks (continued)
Health Care (17.01%)
	Biotechnology (0.55%)
1,500,000	Abcam plc (United Kingdom)[2,6]	$14,075,553	$22,205,847

	Health Care Distributors (0.14%)
175,000	Covetrus, Inc.[1]	5,727,609	5,573,750

	Health Care Equipment (4.77%)
696,080	Cantel Medical Corp.	37,216,020	46,560,791
300,000	DexCom, Inc.[1]	3,984,388	35,730,000
485,000	IDEXX Laboratories, Inc.[1]	7,390,188	108,446,000
64,128	Inspire Medical Systems, Inc.[1,5]	3,466,955	3,641,188

		52,057,551	194,377,979

	Health Care Services (0.66%)
350,000	Guardant Health, Inc.[1]	7,740,116	26,845,000

	Health Care Supplies (0.34%)
239,841	Neogen Corp.[1]	13,105,822	13,764,475

	Health Care Technology (1.77%)
1,300,000	Teladoc Health, Inc.[1]	41,378,343	72,280,000

	Life Sciences Tools & Services (6.29%)
725,000	ICON plc[1,2]	20,589,905	99,020,500
80,000	Mettler-Toledo International, Inc.[1]	3,941,505	57,840,000
900,000	PRA Health Sciences, Inc.[1]	16,553,917	99,261,000

		41,085,327	256,121,500

	Managed Health Care (1.63%)
900,000	HealthEquity, Inc.[1]	15,080,649	66,582,000

	Pharmaceuticals (0.86%)
1,000,000	Dechra Pharmaceuticals plc (United Kingdom)[2,6]	28,027,985	35,185,948

Total Health Care		218,278,955	692,936,499

Industrials (18.03%)
	Aerospace & Defense (4.64%)
1,000,000	Mercury Systems, Inc.[1]	25,872,953	64,080,000
275,000	TransDigm Group, Inc.[1]	0	124,847,250

		25,872,953	188,927,250

	Environmental & Facilities Services (2.99%)
1,375,000	Waste Connections, Inc.[2]	60,041,667	121,811,250

	Human Resource & Employment Services (2.73%)
1,750,000	ASGN, Inc.[1]	45,317,074	111,107,500

	Industrial Conglomerates (0.59%)
626,100	Raven Industries, Inc.	22,627,008	24,023,457

	Industrial Machinery (3.90%)
800,000	John Bean Technologies Corp.	70,245,737	73,512,000
150,000	Nordson Corp.	4,103,822	19,878,000
250,000	RBC Bearings, Incorporated[1]	15,921,126	31,792,500
725,000	Sun Hydraulics Corp.	34,755,037	33,719,750

		125,025,722	158,902,250

	Trading Companies & Distributors (3.18%)
1,600,000	SiteOne Landscape Supply, Inc.[1]	54,416,204	91,440,000
1,725,000	Univar, Inc.[1]	34,414,942	38,226,000

		88,831,146	129,666,000

Total Industrials		367,715,570	734,437,707

20	See Notes to Financial Statements.

March 31, 2019	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (continued)
Information Technology (32.40%)
	Application Software (17.80%)
1,250,000	2U, Inc.[1]	$60,109,243	$88,562,500
1,050,000	Altair Engineering, Inc., Cl A1	17,162,705	38,650,500
800,000	Aspen Technology, Inc.[1]	29,983,938	83,408,000
850,000	Ceridian HCM Holding, Inc.[1]	23,711,721	43,605,000
6,000,000	Cision Ltd.[1,2]	64,996,212	82,620,000
1,650,000	Guidewire Software, Inc.[1]	48,997,265	160,314,000
575,000	The Trade Desk, Inc., Cl A1	22,528,224	113,821,250
250,000	The Ultimate Software Group, Inc.[1]	3,391,374	82,532,500
1,450,000	Yext, Inc.[1]	19,421,005	31,697,000

		290,301,687	725,210,750

	Data Processing & Outsourced Services (2.12%)
450,000	WEX, Inc.[1]	18,982,530	86,395,500

	Electronic Equipment & Instruments (2.19%)
1,750,000	Cognex Corp.	13,980,253	89,005,000

	Internet Services & Infrastructure (4.06%)
2,500,000	GTT Communications, Inc.[1]	77,310,807	86,750,000
650,000	Wix.com Ltd.[1,2]	36,364,049	78,539,500

		113,674,856	165,289,500

	IT Consulting & Other Services (5.62%)
1,150,000	Gartner, Inc.[1]	18,079,785	174,432,000
1,000,000	LiveRamp Holdings, Inc.[1]	21,949,294	54,570,000

		40,029,079	229,002,000

	Systems Software (0.61%)
300,000	Qualys, Inc.[1]	10,511,339	24,822,000

Total Information Technology		487,479,744	1,319,724,750

Materials (3.21%)
	Commodity Chemicals (0.46%)
1,000,000	Orion Engineered Carbons SA2	28,618,002	18,990,000

	Construction Materials (0.78%)
2,000,000	Summit Materials, Inc., Cl A1	38,617,451	31,740,000

	Metal & Glass Containers (1.06%)
800,000	Berry Global Group, Inc.[1]	12,652,146	43,096,000

	Specialty Chemicals (0.91%)
350,000	Ingevity Corp.[1]	31,058,811	36,963,500

Total Materials		110,946,410	130,789,500

Real Estate (5.62%)
	Office REITs (0.22%)
100,000	SL Green Realty Corp.	2,127,325	8,992,000

	Specialized REITs (5.40%)
2,350,000	Americold Realty Trust[5]	47,316,067	71,698,500
1,000,000	Gaming and Leisure Properties, Inc.	16,172,247	38,570,000
550,000	SBA Communications Corp.[1]	2,216,000	109,813,000

		65,704,314	220,081,500

Total Real Estate		67,831,639	229,073,500

Shares		Cost	Value
Common Stocks (continued)
Unclassified (1.16%)
	Unclassified (1.16%)
3,500,000	Churchill Capital Corp.[1]	$37,468,531	$47,040,000

Total Common Stocks		1,833,748,897	3,984,926,780

Warrants (0.03%)
Consumer Discretionary (0.03%)
	Hotels, Resorts & Cruise Lines (0.03%)
260,850	OneSpaWorld Holdings Ltd. Warrants Exp 3/19/2024[1,2,3,5,6]	0	1,132,089

Principal Amount
Short Term Investments (1.66%)
Repurchase Agreement (1.66%)
$67,745,253	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity - $67,748,076; (Fully collateralized by $67,040,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value - $69,104,631)[6]	67,745,253	67,745,253

Total Investments (99.52%)		$1,901,494,150	4,053,804,122

Cash and Other Assets Less Liabilities (0.48%)			19,419,755

Net Assets			$4,073,223,877

Retail Shares (Equivalent to $29.46 per share based on 53,214,218 shares outstanding)			$1,567,947,047

Institutional Shares (Equivalent to $30.73 per share based on 76,268,298 shares outstanding)			$2,343,622,064

R6 Shares (Equivalent to $30.72 per share based on 5,262,137 shares outstanding)			$161,654,766

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2019, the market value of restricted and fair valued securities amounted to $21,367,089 or 0.52% of net assets. These securities are not deemed liquid. See Note 6 regarding Restricted Securities.

[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2019

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (94.28%)
Communication Services (13.35%)
	Interactive Home Entertainment (3.57%)
103,900	Electronic Arts, Inc.[1]	$11,177,507	$10,559,357
58,100	Take-Two Interactive Software, Inc.[1]	6,420,497	5,482,897

		17,598,004	16,042,254

	Interactive Media & Services (6.43%)
19,350	Alphabet, Inc., Cl C1	15,931,280	22,703,549
29,500	IAC/InterActiveCorp.[1]	5,429,439	6,198,245

		21,360,719	28,901,794

	Internet Software & Services (0.42%)
54,700	Zillow Group, Inc., Cl A1	2,173,392	1,870,740

	Movies & Entertainment (2.93%)
201,014	Manchester United plc, Cl A2	3,180,403	3,863,489
16,825	Netflix, Inc.[1]	702,623	5,999,122
23,800	Spotify Technology SA1,2	3,537,780	3,303,440

		7,420,806	13,166,051

Total Communication Services		48,552,921	59,980,839

Consumer Discretionary (12.52%)
	Automobile Manufacturers (2.52%)
40,500	Tesla, Inc.[1]	8,435,198	11,334,330

	Education Services (1.06%)
147,336	Arco Platform Ltd., Cl A1,2	2,578,380	4,757,480

	Internet & Direct Marketing Retail (8.94%)
36,900	Alibaba Group Holding Limited, ADR[1,2]	2,789,515	6,732,405
14,975	Amazon.com, Inc.[1]	4,786,247	26,666,731
49,450	Expedia Group, Inc.	5,543,938	5,884,550
1,766	MercadoLibre, Inc.[1]	847,680	896,651

		13,967,380	40,180,337

Total Consumer Discretionary		24,980,958	56,272,147

Energy (0.61%)
	Oil & Gas Exploration & Production (0.61%)
24,815	Concho Resources, Inc.	2,557,949	2,753,473

Financials (2.62%)
	Financial Exchanges & Data (1.02%)
18,600	MarketAxess Holdings, Inc.	2,428,501	4,577,088

	Investment Banking & Brokerage (1.60%)
168,200	The Charles Schwab Corp.	6,449,280	7,192,232

Total Financials		8,877,781	11,769,320

Health Care (13.08%)
	Biotechnology (8.31%)
61,300	Acceleron Pharma, Inc.[1]	2,045,685	2,854,741
94,802	argenx SE, ADR[1,2]	3,698,271	11,835,082
162,000	Arrowhead Pharmaceuticals, Inc.[1]	2,493,521	2,972,700
29,700	Neurocrine Biosciences, Inc.[1]	2,480,850	2,616,570
68,000	Sage Therapeutics, Inc.[1]	5,677,501	10,815,400
34,000	Vertex Pharmaceuticals, Inc.[1]	5,313,164	6,254,300

		21,708,992	37,348,793

Shares		Cost	Value
Common Stocks (continued)

Health Care (continued)

	Health Care Equipment (2.27%)
25,000	Edwards Lifesciences Corp.[1]	$2,188,379	$4,783,250
9,435	Intuitive Surgical, Inc.[1]	2,084,841	5,383,422

		4,273,220	10,166,672

	Health Care Services (0.85%)
49,837	Guardant Health, Inc.[1]	1,182,812	3,822,498

	Health Care Technology (0.31%)
11,000	Veeva Systems, Inc., Cl A1	926,467	1,395,460

	Life Sciences Tools & Services (1.34%)
19,415	Illumina, Inc.[1]	1,838,581	6,032,046

Total Health Care		29,930,072	58,765,469

Industrials (3.58%)
	Research & Consulting Services (3.41%)
24,133	CoStar Group, Inc.[1]	413,842	11,256,114
30,590	Verisk Analytics, Inc.	1,652,699	4,068,470

		2,066,541	15,324,584

	Trucking (0.17%)
9,867	Lyft, Inc., Cl A1	710,424	772,487

Total Industrials		2,776,965	16,097,071

Information Technology (45.35%)
	Application Software (20.18%)
78,460	2U, Inc.[1]	4,188,001	5,558,891
29,100	Adobe, Inc.[1]	5,455,821	7,754,859
26,553	Anaplan, Inc.[1]	451,401	1,045,126
22,775	ANSYS, Inc.[1]	2,305,432	4,161,220
94,714	Benefitfocus, Inc.[1]	2,572,034	4,690,237
93,170	Ceridian HCM Holding, Inc.[1]	2,780,255	4,779,621
4,900	Coupa Software, Inc.[1]	437,312	445,802
242,500	Guidewire Software, Inc.[1]	9,488,566	23,561,300
270,000	Opera Ltd., ADR[1,2]	2,090,586	1,773,900
43,700	RingCentral, Inc., Cl A1	3,356,741	4,710,860
26,980	salesforce.com, Inc.[1]	1,564,651	4,272,823
32,400	Splunk, Inc.[1]	1,814,626	4,037,040
158,400	SS&C Technologies Holdings, Inc.	5,829,849	10,088,496
33,100	The Trade Desk, Inc., Cl A1	662,596	6,552,145
331,900	Yext, Inc.[1]	4,815,635	7,255,334

		47,813,506	90,687,654

	Data Processing & Outsourced Services (6.18%)
121,000	GDS Holdings Ltd., ADR[1,2,3]	4,299,832	4,318,490
38,500	MasterCard Incorporated, Cl A	3,156,134	9,064,825
90,500	Pagseguro Digital Ltd., Cl A1,2	2,817,247	2,701,425
30,800	PayPal Holdings, Inc.[1]	2,827,161	3,198,272
54,200	Visa, Inc., Cl A	4,409,505	8,465,498

		17,509,879	27,748,510

	Internet Services & Infrastructure (1.91%)
71,143	Wix.com Ltd.[1,2]	3,891,819	8,596,209

	IT Consulting & Other Services (5.84%)
133,687	Gartner, Inc.[1]	5,596,921	20,277,644
108,883	LiveRamp Holdings, Inc.[1]	2,749,305	5,941,745

		8,346,226	26,219,389
	Semiconductors (3.74%)
80,200	Mellanox Technologies Ltd.[1,2]	4,716,457	9,492,472
40,800	NVIDIA Corp.	8,599,889	7,326,048

		13,316,346	16,818,520

22	See Notes to Financial Statements.

March 31, 2019	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Systems Software (7.50%)
208,100	Microsoft Corp.	$18,829,508	$24,543,314
28,800	Proofpoint, Inc.[1]	2,314,362	3,497,184
23,000	ServiceNow, Inc.[1]	1,233,506	5,669,270

		22,377,376	33,709,768

Total Information Technology		113,255,152	203,780,050

Real Estate (3.17%)
	Specialized REITs (3.17%)
20,300	Alexandria Real Estate Equities, Inc.[3]	2,743,645	2,893,968
20,025	Equinix, Inc.	4,415,656	9,074,529
11,400	SBA Communications Corp.[1]	38,128	2,276,124

Total Real Estate		7,197,429	14,244,621

Total Common Stocks		238,129,227	423,662,990

Principal Amount
Short Term Investments (5.38%)
$24,157,741	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity - $24,158,748; (Fully collateralized by $23,905,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value - $24,641,202)[4]	24,157,741	24,157,741

Total Investments (99.66%)		$262,286,968	447,820,731

Cash and Other Assets Less Liabilities (0.34%)			1,528,130

Net Assets			$449,348,861

Retail Shares (Equivalent to $21.26 per share based on 16,009,472 shares outstanding)			$340,419,517

Institutional Shares (Equivalent to $22.12 per share based on 4,276,467 shares outstanding)			$94,600,385

R6 Shares (Equivalent to $22.14 per share based on 647,089 shares outstanding)			$14,328,959

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2019

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (94.99%)
Communication Services (10.29%)
	Cable & Satellite (0.11%)
36,250	MultiChoice Group Ltd. (South Africa)[1,2]	$199,518	$303,240

	Interactive Media & Services (10.18%)
1,948	Alphabet, Inc., Cl A1	280,365	2,292,582
10,283	Alphabet, Inc., Cl C1	4,420,382	12,065,147
61,569	Facebook, Inc., Cl A1	1,789,406	10,262,937
23,405	IAC/InterActiveCorp.[1]	4,730,151	4,917,624

		11,220,304	29,538,290

Total Communication Services		11,419,822	29,841,530

Consumer Discretionary (26.28%)
	Automobile Manufacturers (0.94%)
9,741	Tesla, Inc.[1]	2,746,854	2,726,116

	Internet & Direct Marketing Retail (25.34%)
92,830	Alibaba Group Holding Limited, ADR[1,2]	7,959,441	16,936,833
21,497	Amazon.com, Inc.[1]	4,971,300	38,280,783
2,416	Booking Holdings, Inc.[1]	1,282,530	4,215,703
120,389	Ctrip.com International Ltd., ADR[1,2]	4,281,276	5,259,795
2,590	MercadoLibre, Inc.[1]	1,243,200	1,315,021
32,250	Naspers Limited, Cl N (South Africa)[2,3]	5,273,421	7,515,592

		25,011,168	73,523,727

Total Consumer Discretionary		27,758,022	76,249,843

Financials (8.39%)
	Diversified Banks (1.00%)
150,000	Kotak Mahindra Bank Ltd. (India)[2,3]	2,937,439	2,890,143

	Financial Exchanges & Data (5.08%)
54,208	CME Group, Inc.	5,248,889	8,921,552
27,643	S&P Global, Inc.	5,226,365	5,820,234

		10,475,254	14,741,786

	Investment Banking & Brokerage (2.31%)
156,575	The Charles Schwab Corp.	5,735,463	6,695,147

Total Financials		19,148,156	24,327,076

Health Care (17.79%)
	Biotechnology (4.91%)
45,621	Sage Therapeutics, Inc.[1]	7,050,220	7,256,020
37,971	Vertex Pharmaceuticals, Inc.[1]	5,909,494	6,984,766

		12,959,714	14,240,786

	Health Care Equipment (4.33%)
22,042	Intuitive Surgical, Inc.[1]	7,194,494	12,576,724

	Health Care Technology (4.39%)
100,453	Veeva Systems, Inc., Cl A1	7,493,347	12,743,468

	Life Sciences Tools & Services (4.16%)
38,832	Illumina, Inc.[1]	3,579,756	12,064,714

Total Health Care		31,227,311	51,625,692

Industrials (0.17%)
	Trucking (0.17%)
6,360	Lyft, Inc., Cl A1	457,920	497,924

Information Technology (29.02%)
	Application Software (3.07%)
31,105	RingCentral, Inc., Cl A1	2,480,386	3,353,119
44,740	Splunk, Inc.[1]	5,223,950	5,574,604

		7,704,336	8,927,723

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Data Processing & Outsourced Services (16.32%)
1,874	Adyen NV, 144A (Netherlands)[1,2,3]	$1,357,013	$1,469,876
66,851	MasterCard Incorporated, Cl A	3,750,511	15,740,068
197,125	Pagseguro Digital Ltd., Cl A1,2	4,879,574	5,884,181
85,434	Visa, Inc., Cl A	2,870,563	13,343,936
96,219	Worldpay, Inc., Cl A1	7,601,671	10,920,857

		20,459,332	47,358,918

	Internet Services & Infrastructure (1.84%)
44,145	Wix.com Ltd.[1,2]	3,671,497	5,334,040

	IT Consulting & Other Services (2.85%)
48,866	EPAM Systems, Inc.[1]	4,356,850	8,264,706

	Semiconductor Equipment (2.54%)
39,157	ASML Holding N.V.[2]	4,042,938	7,363,474

	Systems Software (2.40%)
38,097	Red Hat, Inc.[1]	1,910,187	6,960,322

Total Information Technology		42,145,140	84,209,183

Real Estate (3.05%)
	Specialized REITs (3.05%)
19,555	Equinix, Inc.	3,178,515	8,861,544

Total Common Stocks		135,334,886	275,612,792

Principal Amount
Short Term Investments (5.02%)
$14,581,569	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity - $14,582,177; (Fully collateralized by $14,430,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value - $14,874,401)[3]	14,581,569	14,581,569

Total Investments (100.01%)		$149,916,455	290,194,361

Liabilities Less Cash and Other Assets (-0.01%)			(37,834)

Net Assets			$290,156,527

Retail Shares (Equivalent to $30.56 per share based on 3,714,660 shares outstanding)			$113,515,853

Institutional Shares (Equivalent to $31.19 per share based on 4,986,365 shares outstanding)			$155,506,978

R6 Shares (Equivalent to $31.20 per share based on 677,427 shares outstanding)			$21,133,696

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $1,469,876 or 0.51% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

24	See Notes to Financial Statements.

March 31, 2019	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (93.18%)
Communication Services (2.24%)
	Cable & Satellite (1.02%)
94,500	GCI Liberty, Inc., Cl A1	$4,998,118	$5,255,145

	Movies & Entertainment (1.22%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,634,811	6,297,400

Total Communication Services		10,632,929	11,552,545

Consumer Discretionary (9.11%)
	Casinos & Gaming (4.05%)
350,000	Boyd Gaming Corp.	7,607,862	9,576,000
345,000	Red Rock Resorts, Inc., Cl A	8,216,400	8,918,250
150,000	Studio City International Holdings Ltd., ADR[1,2]	1,875,000	2,374,500

		17,699,262	20,868,750

	Home Improvement Retail (2.08%)
260,000	Floor & Decor Holdings, Inc., Cl A1	8,064,999	10,717,200

	Hotels, Resorts & Cruise Lines (0.16%)
100,000	Red Lion Hotels Corp.[1]	1,085,500	808,000

	Internet & Direct Marketing Retail (0.63%)
335,000	JUST EAT plc (United Kingdom)[1,2,4]	2,365,361	3,278,108

	Restaurants (1.73%)
600,000	Potbelly Corp.[1]	6,860,029	5,106,000
50,000	Wingstop, Inc.	1,072,182	3,801,500

		7,932,211	8,907,500

	Specialty Stores (0.46%)
300,000	Party City Holdco, Inc.[1]	3,942,226	2,382,000

Total Consumer Discretionary		41,089,559	46,961,558

Consumer Staples (1.63%)
	Agricultural Products (1.49%)
325,000	Limoneira Co.	7,733,156	7,647,250

	Packaged Foods & Meats (0.14%)
1,050,000	Barfresh Food Group, Inc.[1]	597,200	735,000

Total Consumer Staples		8,330,356	8,382,250

Financials (2.33%)
	Property & Casualty Insurance (2.33%)
175,000	Kinsale Capital Group, Inc.	7,542,193	11,999,750

Health Care (29.77%)
	Biotechnology (6.21%)
108,000	Emergent BioSolutions, Inc.[1]	5,546,690	5,456,160
183,500	Esperion Therapeutics, Inc.[1]	8,767,248	7,367,525
675,000	Flexion Therapeutics, Inc.[1]	11,769,532	8,424,000
52,190	InflaRx NV1,2	2,043,419	1,972,260
168,000	Myovant Sciences Ltd.[1,2]	3,913,534	4,010,160
30,000	Sage Therapeutics, Inc.[1]	2,915,767	4,771,500

		34,956,190	32,001,605

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Equipment (4.91%)
250,084	AxoGen, Inc.[1]	$4,706,102	$5,266,769
37,000	Inspire Medical Systems, Inc.[1,3]	2,043,349	2,100,860
182,424	IntriCon Corp.[1]	6,969,971	4,575,194
509,431	RA Medical Systems, Inc.[1]	7,695,327	1,732,065
1,570,000	ViewRay, Inc.[1]	11,747,590	11,602,300

		33,162,339	25,277,188

	Health Care Services (0.13%)
8,961	Guardant Health, Inc.[1]	170,259	687,309

	Health Care Supplies (4.34%)
1,639,409	Cerus Corp.[1]	8,219,720	10,213,518
1,414,300	Sientra, Inc.[1]	13,141,593	12,134,694

		21,361,313	22,348,212

	Health Care Technology (1.47%)
136,000	Teladoc Health, Inc.[1]	4,130,522	7,561,600

	Life Sciences Tools & Services (6.50%)
260,000	Accelerate Diagnostics, Inc.[1]	4,117,791	5,465,200
352,699	CareDx, Inc.[1,3]	4,998,783	11,117,072
509,564	Myriad Genetics, Inc.[1,3]	13,242,615	16,917,525

		22,359,189	33,499,797

	Pharmaceuticals (6.21%)
390,000	Intersect ENT, Inc.[1]	12,133,667	12,538,500
509,200	Revance Therapeutics, Inc.[1]	8,701,943	8,024,992
2,350,000	TherapeuticsMD, Inc.[1]	12,049,349	11,444,500

		32,884,959	32,007,992

Total Health Care		149,024,771	153,383,703

Industrials (16.45%)
	Aerospace & Defense (4.63%)
110,000	Cubic Corp.	6,483,543	6,186,400
275,600	Mercury Systems, Inc.[1]	8,985,073	17,660,448

		15,468,616	23,846,848

	Electrical Components & Equipment (1.30%)
519,474	Bloom Energy Corp., Cl A1	6,617,226	6,711,604

	Heavy Electrical Equipment (2.23%)
402,000	TPI Composites, Inc.[1]	8,967,949	11,505,240

	Industrial Conglomerates (0.59%)
79,000	Raven Industries, Inc.	2,915,830	3,031,230

	Industrial Machinery (5.04%)
86,600	ESCO Technologies, Inc.	4,658,023	5,804,798
293,000	Kornit Digital Ltd.[1,2]	4,908,173	6,973,400
240,000	Luxfer Holdings plc[2]	5,563,295	5,995,200
155,000	Sun Hydraulics Corp.	7,043,642	7,209,050

		22,173,133	25,982,448

	Trading Companies & Distributors (2.66%)
240,000	SiteOne Landscape Supply, Inc.[1]	12,445,700	13,716,000

Total Industrials		68,588,454	84,793,370

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2019

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (continued)
Information Technology (25.50%)
	Application Software (11.76%)
170,000	2U, Inc.[1]	$9,811,764	$12,044,500
60,880	Anaplan, Inc.[1]	1,034,960	2,396,237
50,700	Envestnet, Inc.[1]	1,772,888	3,315,273
75,000	QAD, Inc., Cl A	2,888,702	3,230,250
20,000	QAD, Inc., Cl B	364,789	620,200
788,300	RIB Software SE (Germany)[2,4]	12,961,984	13,026,268
65,000	The Trade Desk, Inc., Cl A1	2,051,460	12,866,750
600,000	Yext, Inc.[1]	8,813,420	13,116,000

		39,699,967	60,615,478

	Electronic Equipment & Instruments (4.04%)
60,300	Coherent, Inc.[1]	9,392,121	8,545,716
70,000	Novanta, Inc.[1,2]	2,471,069	5,931,100
260,000	PAR Technology Corp.[1]	5,414,795	6,359,600

		17,277,985	20,836,416

	IT Consulting & Other Services (2.34%)
220,000	Endava plc, ADR[1,2]	4,892,618	6,050,000
110,000	LiveRamp Holdings, Inc.[1]	3,135,738	6,002,700

		8,028,356	12,052,700

	Semiconductor Equipment (2.70%)
360,000	Ichor Holdings Ltd.[1,2]	7,124,786	8,128,800
230,000	Nova Measuring Instruments Ltd.[1,2]	5,455,528	5,791,400

		12,580,314	13,920,200

	Semiconductors (0.86%)
580,000	Everspin Technologies, Inc.[1]	5,093,299	4,442,800

	Systems Software (3.80%)
210,000	ForeScout Technologies, Inc.[1]	5,279,429	8,801,100
130,000	Qualys, Inc.[1]	6,160,539	10,756,200

		11,439,968	19,557,300

Total Information Technology		94,119,889	131,424,894

Real Estate (6.15%)
	Diversified REITs (0.99%)
200,000	Alexander & Baldwin, Inc.	6,087,412	5,088,000

	Industrial REITs (2.02%)
290,000	Rexford Industrial Realty, Inc.	9,719,625	10,384,900

	Specialized REITs (3.14%)
450,000	Americold Realty Trust[3]	9,056,895	13,729,500
55,000	QTS Realty Trust, Inc., Cl A	2,378,662	2,474,450

		11,435,557	16,203,950

Total Real Estate		27,242,594	31,676,850

Total Common Stocks		406,570,745	480,174,920

Principal Amount		Cost	Value
Short Term Investments (6.94%)
Repurchase Agreement (6.94%)
$35,734,534	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity - $35,736,023; (Fully collateralized by $ 35,365,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value - $36,454,136)[4]	$35,734,534	$35,734,534

Total Investments (100.12%)		$442,305,279	515,909,454

Liabilities Less Cash and Other Assets (-0.12%)			(597,540)

Net Assets			$515,311,914

Retail Shares (Equivalent to $20.20 per share based on 7,249,994 shares outstanding)			$146,463,657

Institutional Shares (Equivalent to $20.46 per share based on 17,763,302 shares outstanding)			$363,468,286

R6 Shares (Equivalent to $20.46 per share based on 262,926 shares outstanding)			$5,379,971

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

26	See Notes to Financial Statements.

March 31, 2019	Baron Durable Advantage Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2019

Shares		Cost	Value
Common Stocks (95.12%)
Communication Services (9.73%)
	Cable & Satellite (2.45%)
283	Charter Communications, Inc., Cl A1	$89,042	$98,175

	Interactive Home Entertainment (2.99%)
1,182	Electronic Arts, Inc.[1]	138,754	120,127

	Interactive Media & Services (4.29%)
147	Alphabet, Inc., Cl C1	159,798	172,477

Total Communication Services		387,594	390,779

Consumer Discretionary (7.94%)
	Apparel, Accessories & Luxury Goods (3.49%)
381	LVMH Moet Hennessy Louis Vuitton SE (France)[2,3]	122,482	140,335

	Home Improvement Retail (2.50%)
523	Home Depot, Inc.	99,533	100,359

	Internet & Direct Marketing Retail (1.95%)
45	Booking Holdings, Inc.[1]	87,686	78,521

Total Consumer Discretionary		309,701	319,215

Consumer Staples (6.57%)
	Distillers & Vintners (3.16%)
725	Constellation Brands, Inc., Cl A	151,263	127,114

	Hypermarkets & Super Centers (1.62%)
268	Costco Wholesale Corp.	50,734	64,893

	Personal Products (1.79%)
434	The Estee Lauder Companies, Inc., Cl A	60,664	71,849

Total Consumer Staples		262,661	263,856

Financials (15.38%)
	Asset Management & Custody Banks (3.30%)
310	BlackRock, Inc.	163,147	132,485

	Financial Exchanges & Data (12.08%)
770	CME Group, Inc.	118,440	126,726
1,020	Moody’s Corp.	159,536	184,712
826	S&P Global, Inc.	145,055	173,914

		423,031	485,352

Total Financials		586,178	617,837

Health Care (16.36%)
	Health Care Equipment (4.65%)
1,415	Danaher Corp.	139,336	186,808

	Life Sciences Tools & Services (5.24%)
1,296	Agilent Technologies, Inc.	88,514	104,172
147	Mettler-Toledo International, Inc.[1]	89,886	106,281

		178,400	210,453

	Managed Health Care (4.51%)
733	UnitedHealth Group, Inc.	166,293	181,242

	Pharmaceuticals (1.96%)
1,953	AstraZeneca PLC, ADR[2]	76,177	78,960

Total Health Care		560,206	657,463

Shares		Cost	Value
Common Stocks (continued)
Industrials (7.39%)
	Building Products (1.26%)
947	AO Smith Corp.	$57,920	$50,494

	Industrial Machinery (1.23%)
344	Illinois Tool Works, Inc.	57,196	49,375

	Research & Consulting Services (3.36%)
2,487	IHS Markit Ltd.[1,2]	132,342	135,243

	Trading Companies & Distributors (1.54%)
962	Fastenal Co.	51,877	61,866

Total Industrials		299,335	296,978

Information Technology (27.46%)
	Data Processing & Outsourced Services (5.11%)
872	MasterCard Incorporated, Cl A	138,842	205,312

	Electronic Equipment & Instruments (1.56%)
100	KEYENCE CORPORATION (Japan)[2,3]	57,507	62,519

	Electronic Manufacturing Services (2.99%)
1,489	TE Connectivity Ltd.[2]	140,781	120,237

	IT Consulting & Other Services (3.42%)
781	Accenture plc, Cl A2	122,561	137,472

	Semiconductor Equipment (2.12%)
452	ASML Holding N.V.[2]	83,279	84,999

	Semiconductors (2.93%)
1,411	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	58,619	57,794
566	Texas Instruments, Inc.	59,973	60,036

		118,592	117,830

	Systems Software (5.19%)
1,769	Microsoft Corp.	156,765	208,636

	Technology Hardware, Storage & Peripherals (4.14%)
876	Apple, Inc.	151,824	166,396

Total Information Technology		970,151	1,103,401

Materials (1.74%)
	Specialty Chemicals (1.74%)
162	The Sherwin-Williams Co.	65,853	69,775

Real Estate (2.55%)
	Specialized REITs (2.55%)
226	Equinix, Inc.	100,520	102,414

Total Common Stocks		3,542,199	3,821,718

See Notes to Financial Statements.	27

Baron Durable Advantage Fund	March 31, 2019

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2019

Principal Amount		Cost	Value
Short Term Investments (6.30%)
$253,175	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2019, 0.50% due 4/1/2019; Proceeds at maturity - $253,185; (Fully collateralized by $255,000 U.S. Treasury Note, 2.75% due 5/31/2023; Market value - $262,853)[3]	$253,175	$253,175

Total Investments (101.42%)		$3,795,374	4,074,893

Liabilities Less Cash and Other Assets (-1.42%)			(57,148)

Net Assets			$4,017,745

Retail Shares (Equivalent to $10.58 per share based on 62,435 shares outstanding)			$660,589

Institutional Shares (Equivalent to $10.61 per share based on 277,540 shares outstanding)			$2,944,576

R6 Shares (Equivalent to $10.61 per share based on 38,894 shares outstanding)			$412,580

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

28	See Notes to Financial Statements.

March 31, 2019	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2019

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$4,013,720,805	$5,502,687,501	$3,981,054,122	$447,820,731
“Affiliated” investments	—	1,033,566,595	72,750,000	—

Total investments, at value	4,013,720,805	6,536,254,096	4,053,804,122	447,820,731
Cash	—	—	—	—
Receivable for securities sold	7,909,229	—	30,338,585	403,376
Receivable for shares sold	6,793,008	5,617,687	2,207,690	2,097,214
Dividends and interest receivable	1,708,843	5,625,931	740,592	19,728
Prepaid expenses	33,450	60,215	38,079	4,044

	4,030,165,335	6,547,557,929	4,087,129,068	450,345,093

Liabilities:
Payable for securities purchased	7,892,840	—	5,414,870	853,002
Payable for shares redeemed	6,388,083	8,381,352	7,975,701	50,749
Trustee fees payable (Note 4)	37,304	73,596	48,773	4,984
Distribution fees payable (Note 4)	705	717	151	542
Investment advisory fees payable (Note 4)	610	817	917	604
Accrued expenses and other payables	266,658	486,090	464,779	86,351

	14,586,200	8,942,572	13,905,191	996,232

Net Assets	$4,015,579,135	$6,538,615,357	$4,073,223,877	$449,348,861

Net Assets consist of:
Paid-in capital	$1,654,926,109	$1,753,775,815	$1,734,411,445	$254,330,355
Distributable earnings/(losses)	2,360,653,026	4,784,839,542	2,338,812,432	195,018,506

Net Assets	$4,015,579,135	$6,538,615,357	$4,073,223,877	$449,348,861

Retail Shares:
Net Assets	$2,162,499,400	$2,487,770,462	$1,567,947,047	$340,419,517
Shares Outstanding ($0.01 par value; indefinite shares authorized)	28,162,119	33,448,409	53,214,218	16,009,472

Net Asset Value and Offering Price Per Share	$76.79	$74.38	$29.46	$21.26

Institutional Shares:
Net Assets	$1,777,292,876	$3,940,749,760	$2,343,622,064	$94,600,385
Shares Outstanding ($0.01 par value; indefinite shares authorized)	22,260,010	51,273,040	76,268,298	4,276,467

Net Asset Value and Offering Price Per Share	$79.84	$76.86	$30.73	$22.12

R6 Shares:
Net Assets	$75,786,859	$110,095,135	$161,654,766	$14,328,959
Shares Outstanding ($0.01 par value; indefinite shares authorized)	949,349	1,432,271	5,262,137	647,089

Net Asset Value and Offering Price Per Share	$79.83	$76.87	$30.72	$22.14

*Investments in securities, at cost:
Unaffiliated investments	$1,653,269,677	$1,636,570,035	$1,813,186,796	$262,286,968
“Affiliated” investments	—	277,082,168	88,307,354	—

Total investments, at cost	$1,653,269,677	$1,913,652,203	$1,901,494,150	$262,286,968

See Notes to Financial Statements.	29

Baron Funds	March 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2019

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$290,194,361	$515,909,454	$4,074,893
“Affiliated” investments	—	—	—

Total investments, at value	290,194,361	515,909,454	4,074,893
Cash	—	—	39,415
Receivable for securities sold	3,951,807	1,001,171	—
Receivable for shares sold	384,771	2,324,148	—
Dividends and interest receivable	608	193,089	805
Due from investment adviser	—	10,426	—
Prepaid expenses	2,626	9,410	37

	294,534,173	519,447,698	4,115,150

Liabilities:
Payable for securities purchased	4,287,655	3,635,464	56,255
Payable for shares redeemed	30,946	416,085	—
Trustee fees payable (Note 4)	3,092	3,549	64
Distribution fees payable (Note 4)	717	216	355
Investment advisory fees payable (Note 4)	396	—	—
Accrued expenses and other payables	54,840	80,470	40,731

	4,377,646	4,135,784	97,405

Net Assets	$290,156,527	$515,311,914	$4,017,745

Net Assets consist of:
Paid-in capital	$147,121,412	$443,943,009	$3,860,364
Distributable earnings/(losses)	143,035,115	71,368,905	157,381

Net Assets	$290,156,527	$515,311,914	$4,017,745

Retail Shares:
Net Assets	$113,515,853	$146,463,657	$660,589
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,714,660	7,249,994	62,435

Net Asset Value and Offering Price Per Share	$30.56	$20.20	$10.58

Institutional Shares:
Net Assets	$155,506,978	$363,468,286	$2,944,576
Shares Outstanding ($0.01 par value; indefinite shares authorized)	4,986,365	17,763,302	277,540

Net Asset Value and Offering Price Per Share	$31.19	$20.46	$10.61

R6 Shares:
Net Assets	$21,133,696	$5,379,971	$412,580
Shares Outstanding ($0.01 par value; indefinite shares authorized)	677,427	262,926	38,894

Net Asset Value and Offering Price Per Share	$31.20	$20.46	$10.61

*Investments in securities, at cost:
Unaffiliated investments	$149,916,455	$442,305,279	$3,795,374
“Affiliated” investments	—	—	—

Total investments, at cost	$149,916,455	$442,305,279	$3,795,374

30	See Notes to Financial Statements.

March 31, 2019	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2019

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$10,967,940	$34,490,021	$9,533,464	$572,679
Dividends — “Affiliated” investments	—	11,160,000	—	—
Interest	188,298	84,704	163,048	41,864
Foreign taxes withheld on dividends	—	—	(135,911)	—

Total income	11,156,238	45,734,725	9,560,601	614,543

Expenses:
Investment advisory fees (Note 4)	16,834,792	30,538,023	19,628,666	2,078,356
Distribution fees — Retail Shares (Note 4)	2,509,658	2,945,651	1,892,952	395,586
Shareholder servicing agent fees and expenses — Retail Shares	136,300	110,075	84,058	32,040
Shareholder servicing agent fees and expenses — Institutional Shares	33,350	85,215	48,780	7,392
Shareholder servicing agent fees and expenses — R6 Shares	1,527	2,219	3,165	289
Reports to shareholders	255,100	455,880	504,400	40,550
Registration and filing fees	104,700	158,840	85,200	57,050
Trustee fees and expenses	82,863	163,387	105,322	11,792
Custodian and fund accounting fees	65,045	121,055	82,405	28,900
Professional fees	44,470	84,388	59,850	22,980
Administration fees	26,470	29,760	27,535	22,880
Line of credit fees	18,135	32,424	20,846	2,326
Insurance expense	17,807	33,994	23,138	1,694
Miscellaneous expenses	1,949	4,503	1,959	1,957

Total operating expenses	20,132,166	34,765,414	22,568,276	2,703,792
Interest expense on borrowings	—	115,579	—	—

Total expenses	20,132,166	34,880,993	22,568,276	2,703,792

Net investment income (loss)	(8,975,928)	10,853,732	(13,007,675)	(2,089,249)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	25,547,453	217,030,665	264,415,828	19,294,027
Net realized gain (loss) on foreign currency transactions	—	8,330	(2,617)	377
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	14,323,555	(247,242,627)	(499,097,743)	(15,998,540)
Investments — “Affiliated” investments	—	(81,354,195)	14,229,554	—
Foreign currency translations	—	(436)	(2,597)	—

Net gain (loss) on investments	39,871,008	(111,558,263)	(220,457,575)	3,295,864

Net increase (decrease) in net assets resulting from operations	$30,895,080	$(100,704,531)	$(233,465,250)	$1,206,615

See Notes to Financial Statements.	31

Baron Funds	March 31, 2019

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2019

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$466,444	$749,989	$24,276
Dividends — “Affiliated” investments	—	—	—
Interest	31,155	74,308	631
Foreign taxes withheld on dividends	—	—	(280)

Total income	497,599	824,297	24,627

Expenses:
Investment advisory fees (Note 4)	950,283	1,975,197	12,107
Distribution fees — Retail Shares (Note 4)	137,683	141,194	723
Shareholder servicing agent fees and expenses — Retail Shares	15,380	12,784	6,102
Shareholder servicing agent fees and expenses — Institutional Shares	8,054	13,543	4,139
Shareholder servicing agent fees and expenses — R6 Shares	436	111	9
Reports to shareholders	16,950	36,750	384
Registration and filing fees	38,390	79,000	37,690
Trustee fees and expenses	7,184	8,655	91
Custodian and fund accounting fees	24,786	35,391	16,774
Professional fees	23,856	24,540	19,392
Administration fees	22,651	22,829	24,250
Line of credit fees	1,528	2,212	17
Insurance expense	1,248	1,771	16
Miscellaneous expenses	1,944	1,957	1,908

Total operating expenses	1,250,373	2,355,934	123,602
Interest expense on borrowings	—	—	—

Total expenses	1,250,373	2,355,934	123,602
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(43,645)	(17,263)	(21,859)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(45,363)	(24,645)	(77,528)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(5,522)	(361)	(10,454)

Net expenses	1,155,843	2,313,665	13,761

Net investment income (loss)	(658,244)	(1,489,368)	10,866

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold — Unaffiliated investments	5,857,012	2,969,551	(103,894)
Net realized gain (loss) on foreign currency transactions	(9,141)	(284)	(1)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	(11,712,087)	(25,197,454)	52,254
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	—	(133)	7

Net gain (loss) on investments	(5,864,216)	(22,228,320)	(51,634)

Net increase (decrease) in net assets resulting from operations	$(6,522,460)	$(23,717,688)	$(40,768)

32	See Notes to Financial Statements.

March 31, 2019	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(8,975,928)	$(22,870,685)	$10,853,732	$(6,109,140)	$(13,007,675)	$(39,158,929)
Net realized gain (loss)	25,547,453	246,510,674	217,038,995	418,906,952	264,413,211	319,980,930
Change in net unrealized appreciation (depreciation)	14,323,555	460,312,015	(328,597,258)	1,063,864,961	(484,870,786)	710,656,024

Increase (decrease) in net assets resulting from operations	30,895,080	683,952,004	(100,704,531)	1,476,662,773	(233,465,250)	991,478,025

Distributions to shareholders from:
Distributable earnings — Retail Shares	(129,587,191)	(137,145,474)	(169,748,607)	(286,221,373)	(139,200,153)	(212,143,374)
Distributable earnings — Institutional Shares	(76,287,075)	(69,986,292)	(253,497,504)	(368,081,112)	(200,198,138)	(289,023,146)
Distributable earnings — R6 Shares	(4,128,329)	(1,607,248)	(6,757,066)	(1,451,955)	(11,607,108)	(12,501,687)

Decrease in net assets from distributions to shareholders	(210,002,595)	(208,739,014)	(430,003,177)	(655,754,440)	(351,005,399)	(513,668,207)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	59,382,049	145,710,396	76,366,513	213,929,778	63,824,856	143,456,114
Proceeds from the sale of shares — Institutional Shares	543,482,499	317,182,069	399,245,956	676,657,030	191,146,516	376,610,849
Proceeds from the sale of shares — R6 Shares	3,217,797	42,718,734	8,277,563	85,899,908	24,144,969	50,674,971
Net asset value of shares issued in reinvestment of distributions — Retail Shares	126,195,847	133,709,022	166,152,109	280,013,446	136,479,004	208,476,203
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	73,525,685	67,770,160	244,717,993	355,815,178	189,732,531	274,001,939
Net asset value of shares issues in reinvestment of distribution — R6 Shares	4,128,329	1,607,248	6,757,066	1,451,955	11,607,108	12,501,687
Cost of shares redeemed — Retail Shares	(156,421,429)	(298,949,695)	(283,586,618)	(741,149,282)	(229,894,361)	(429,031,648)
Cost of shares redeemed — Institutional Shares	(106,096,752)	(255,979,096)	(533,003,118)	(810,971,404)	(399,463,295)	(641,665,078)
Cost of shares redeemed — R6 Shares	(1,630,466)	(2,632,984)	(5,036,646)	(5,762,745)	(13,033,056)	(26,381,460)

Increase (decrease) in net assets derived from capital share transactions	545,783,559	151,135,854	79,890,818	55,883,864	(25,455,728)	(31,356,423)

Net increase (decrease) in net assets	366,676,044	626,348,844	(450,816,890)	876,792,197	(609,926,377)	446,453,395

Net Assets:
Beginning of period	3,648,903,091	3,022,554,247	6,989,432,247	6,112,640,050	4,683,150,254	4,236,696,859

End of period	$4,015,579,135	$3,648,903,091	$6,538,615,357	$6,989,432,247	$4,073,223,877	$4,683,150,254

Capital share transactions — Retail Shares
Shares sold	834,869	1,979,848	1,094,779	2,928,463	2,312,301	4,700,114
Shares issued in reinvestment of distributions	1,778,158	1,932,766	2,395,503	4,139,149	5,032,412	7,437,610
Shares redeemed	(2,201,341)	(4,087,569)	(4,098,113)	(10,164,662)	(8,509,613)	(14,231,999)

Net increase (decrease)	411,686	(174,955)	(607,831)	(3,097,050)	(1,164,900)	(2,094,275)

Capital share transactions — Institutional Shares
Shares sold	7,138,177	4,114,203	5,751,315	8,883,101	6,663,073	11,959,733
Shares issued in reinvestment of distributions	997,229	947,569	3,417,372	5,118,906	6,713,819	9,438,578
Shares redeemed	(1,471,500)	(3,437,913)	(7,652,404)	(10,949,366)	(14,276,592)	(20,373,903)

Net increase (decrease)	6,663,906	1,623,859	1,516,283	3,052,641	(899,700)	1,024,408

Capital share transactions — R6 Shares
Shares sold	44,564	574,868	113,672	1,177,916	862,400	1,621,053
Shares issued in reinvestment of dividends	56,000	22,476	94,346	20,885	410,871	430,796
Shares redeemed	(22,218)	(34,172)	(68,851)	(75,433)	(452,671)	(833,374)

Net increase (decrease)	78,346	563,172	139,167	1,123,368	820,600	1,218,475

See Notes to Financial Statements.	33

Baron Funds	March 31, 2019

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,089,249)	$(3,679,738)	$(658,244)	$(1,128,622)
Net realized gain (loss)	19,294,404	19,097,360	5,847,871	3,777,328
Change in net unrealized appreciation (depreciation)	(15,998,540)	90,239,084	(11,712,087)	55,249,261

Increase (decrease) in net assets resulting from operations	1,206,615	105,656,706	(6,522,460)	57,897,967

Distributions to shareholders from:
Distributable earnings — Retail Shares	(15,007,464)	(27,302,633)	—	—
Distributable earnings — Institutional Shares	(3,825,457)	(7,324,844)	—	—
Distributable earnings — R6 Shares	(568,972)	(146,779)	—	—

Decrease in net assets from distributions to shareholders	(19,401,893)	(34,774,256)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	33,779,266	148,307,035	11,422,092	52,971,547
Proceeds from the sale of shares — Institutional Shares	21,694,021	43,391,025	25,605,142	61,793,522
Proceeds from the sale of shares — R6 Shares	101,378	10,775,252	14,378	13,907,376
Net asset value of shares issued in reinvestment of distributions — Retail Shares	14,672,714	26,639,115	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	3,594,064	7,193,158	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	568,972	146,779	—	—
Cost of shares redeemed — Retail Shares	(56,999,504)	(68,353,321)	(26,699,717)	(35,442,845)
Cost of shares redeemed — Institutional Shares	(23,822,843)	(19,134,278)	(19,442,844)	(26,943,779)
Cost of shares redeemed — R6 Shares	(10,117)	(4,762)	(36,164)	(38,609)

Increase (decrease) in net assets derived from capital share transactions	(6,422,049)	148,960,003	(9,137,113)	66,247,212

Net increase (decrease) in net assets	(24,617,327)	219,842,453	(15,659,573)	124,145,179

Net Assets:
Beginning of period	473,966,188	254,123,735	305,816,100	181,670,921

End of period	$449,348,861	$473,966,188	$290,156,527	$305,816,100

Capital share transactions — Retail Shares
Shares sold	1,726,731	7,557,683	406,342	1,853,727
Shares issued in reinvestment of distributions	768,205	1,571,629	—	—
Shares redeemed	(2,998,755)	(3,486,243)	(953,366)	(1,232,408)

Net increase (decrease)	(503,819)	5,643,069	(547,024)	621,319

Capital share transactions — Institutional Shares
Shares sold	1,064,825	2,070,452	887,352	2,100,233
Shares issued in reinvestment of distributions	181,061	410,100	—	—
Shares redeemed	(1,189,754)	(969,977)	(713,617)	(947,317)

Net increase (decrease)	56,132	1,510,575	173,735	1,152,916

Capital share transactions — R6 Shares
Shares sold	4,667	550,824	457	487,758
Shares issued in reinvestment of dividends	28,635	8,363	—	—
Shares redeemed	(563)	(240)	(1,413)	(1,333)

Net increase (decrease)	32,739	558,947	(956)	486,425

34	See Notes to Financial Statements.

March 31, 2019	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2019	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019	For the Period Ended September 30, 2018[1]
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,489,368)	$549,549	$10,866	$9,541
Net realized gain (loss)	2,969,267	28,185,906	(103,895)	(26,238)
Change in net unrealized appreciation (depreciation)	(25,197,587)	53,718,312	52,261	227,257

Increase (decrease) in net assets resulting from operations	(23,717,688)	82,453,767	(40,768)	210,560

Distributions to shareholders from:
Distributable earnings — Retail Shares	(7,715,143)	(48,993)	(1,989)	—
Distributable earnings — Institutional Shares	(18,229,890)	(244,807)	(9,620)	—
Distributable earnings — R6 Shares	(356,349)	(7,283)	(1,393)	—

Decrease in net assets from distributions to shareholders	(26,301,382)	(301,083)	(13,002)	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	78,230,812	65,318,638	82,554	1,611,165
Proceeds from the sale of shares — Institutional Shares	176,194,725	149,777,093	32,218	2,880,771
Proceeds from the sale of shares — R6 Shares	1,042,997	2,454,595	—	431,489
Net asset value of shares issued in reinvestment of distributions — Retail Shares	7,658,228	48,796	1,905	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	17,151,065	216,670	9,620	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	356,349	7,283	1,393	—
Cost of shares redeemed — Retail Shares	(33,482,712)	(113,762,983)	(3,360)	(1,095,401)
Cost of shares redeemed — Institutional Shares	(75,033,550)	(38,843,415)	(62,301)	(4,738)
Cost of shares redeemed — R6 Shares	(805,360)	(1,348,639)	(24,350)	(10)

Increase (decrease) in net assets derived from capital share transactions	171,312,554	63,868,038	37,679	3,823,276

Net increase (decrease) in net assets	121,293,484	146,020,722	(16,091)	4,033,836

Net Assets:
Beginning of period	394,018,430	247,997,708	4,033,836	—

End of period	$515,311,914	$394,018,430	$4,017,745	$4,033,836

Capital share transactions — Retail Shares
Shares sold	4,066,862	3,167,654	8,389	158,803
Shares issued in reinvestment of distributions	400,954	2,690	193	—
Shares redeemed	(1,769,624)	(6,087,493)	(345)	(104,605)

Net increase (decrease)	2,698,192	(2,917,149)	8,237	54,198

Capital share transactions — Institutional Shares
Shares sold	9,050,853	7,243,735	3,353	280,159
Shares issued in reinvestment of distributions	887,277	11,840	971	—
Shares redeemed	(3,833,585)	(2,001,903)	(6,475)	(468)

Net increase (decrease)	6,104,545	5,253,672	(2,151)	279,691

Capital share transactions — R6 Shares
Shares sold	52,348	125,327	—	41,260
Shares issued in reinvestment of dividends	18,435	398	140	—
Shares redeemed	(42,605)	(70,934)	(2,505)	(1)

Net increase (decrease)	28,178	54,791	(2,365)	41,259

[1]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

See Notes to Financial Statements.	35

Baron Funds	March 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or intrinsic value, which is calculated as the price of the common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

March 31, 2019	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides model prices derived by applying daily fair value factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued. If the vendor does not provide an evaluated price, securities are valued based on their most recent closing prices and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the NAV is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not participate in securities lending activities during the six months ended March 31, 2019.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2019, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

Baron Funds	March 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

h) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral, and wash sale loss deferral.

j) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the year ended March 31, 2019 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$385,738,954	$72,291,938
Baron Growth Fund	49,859,291	321,292,347
Baron Small Cap Fund	237,631,165	645,252,751
Baron Opportunity Fund	73,479,804	98,600,656
Baron Fifth Avenue Growth Fund	30,075,265	36,191,298
Baron Discovery Fund	210,577,023	68,505,016
Baron Durable Advantage Fund	472,747	279,649

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees. The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly equal to 0.70% per annum of Baron Fifth Avenue Growth Fund’s average daily net assets and 0.65% per annum of Baron Durable Advantage Fund’s average daily net assets.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows:

	Annual Operating Expense Ratio Cap

Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

March 31, 2019	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, other funds in the Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended March 31, 2019, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Opportunity Fund	$512,329	$39,000	$(56,986)
Baron Discovery Fund	281,360	512,329	379,378

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $100 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $100 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Federal Funds Rate or the Overnight LIBOR Rate plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets. During the six months ended March 31, 2019, Baron Growth Fund had borrowings under the line of credit and incurred interest expense of $115,579. For the 33 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $36.3 million at a weighted average interest rate of 3.52%.

6. RESTRICTED SECURITIES

At March 31, 2019, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2019, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$190,518

(Cost $0) (0.00% of Net Assets)

	Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
OneSpaWorld Holdings Ltd.	3/19/2019-3/20/2019	$7,486,950
Private Preferred Stocks
Schrödinger Inc. Series E	11/9/2018	5,366,965
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	64,130
Warrants
OneSpaWorld Holdings Ltd. Warrants Exp 3/19/2024	3/19/2019	418,875

Total Restricted Securities		$13,336,920

(Cost $10,549,999)† (0.20% of Net Assets)

	Baron Small Cap Fund

Name of Issuer	Acquisition Date(s)	Value
Common Stocks
OneSpaWorld Holdings Ltd.	3/19/2019-3/20/2019	$20,235,000
Warrants
OneSpaWorld Holdings Ltd. Warrants Exp 3/19/2024	3/19/2019	1,132,089

Total Restricted Securities		$21,367,089

(Cost $15,000,000)† (0.52% of Net Assets)

†	See Statements of Net Assets for cost of individual securities.

Baron Funds	March 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,914,345,799	$—	$—	$3,914,345,799
Private Partnerships	—	—	190,518	190,518
Short Term Investments	—	99,184,488	—	99,184,488

Total Investments	$3,914,345,799	$99,184,488	$190,518	$4,013,720,805

	Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,462,812,191	$18,042,734	$—	$6,480,854,925
Preferred Stocks	—	37,078,321	—	37,078,321
Private Preferred Stocks	—	—	5,366,965	5,366,965
Private Partnerships	—	—	64,130	64,130
Warrants	—	418,875	—	418,875
Short Term Investments	—	12,470,880	—	12,470,880

Total Investments	$6,462,812,191	$68,010,810	$5,431,095	$6,536,254,096

†	See Statements of Net Assets for additional detailed categorizations.

March 31, 2019	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,907,299,985	$77,626,795	$—	$3,984,926,780
Warrants	—	1,132,089	—	1,132,089
Short Term Investments	—	67,745,253	—	67,745,253

Total Investments	$3,907,299,985	$146,504,137	$—	$4,053,804,122

	Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$423,662,990	$—	$—	$423,662,990
Short Term Investments	—	24,157,741	—	24,157,741

Total Investments	$423,662,990	$24,157,741	$—	$447,820,731

	Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$263,737,181	$11,875,611	$—	$275,612,792
Short Term Investments	—	14,581,569	—	14,581,569

Total Investments	$263,737,181	$26,457,180	$—	$290,194,361

	Baron Discovery Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$463,870,544	$16,304,376	$—	$480,174,920
Short Term Investments	—	35,734,534	—	35,734,534

Total Investments	$463,870,544	$52,038,910	$—	$515,909,454

	Baron Durable Advantage Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,618,864	$202,854	$—	$3,821,718
Short Term Investments	—	253,175	—	253,175

Total Investments	$3,618,864	$456,029	$—	$4,074,893

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	March 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund

Investments in Securities	Balance as of September 30, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2019
Private Partnerships
Financials	$183,462	$—	$—	$7,056	$—	$—	$—	$—	$190,518	$7,056

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2018	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2019	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2019
Private Preferred Stocks
Health Care	$—	$—	$—	$366,966	$4,999,999	$—	$—	$—	$5,366,965	$366,966
Private Partnerships
Financials	61,755	—	—	2,375	—	—	—	—	64,130	2,375

Total	$61,755	$—	$—	$369,341	$4,999,999	$—	$—	$—	$5,431,095	$369,341

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, non-deductible interest expense, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral, and wash sale loss deferral. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2019, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,653,269,677	$1,913,652,203	$1,901,494,150	$262,286,968	$149,916,455	$442,305,279	$3,795,374

Gross tax unrealized appreciation	2,364,714,850	4,641,320,159	2,211,101,502	189,332,853	140,345,939	95,774,267	398,737
Gross tax unrealized depreciation	(4,263,722)	(18,718,266)	(58,791,530)	(3,799,090)	(68,033)	(22,170,092)	(119,218)

Net tax unrealized appreciation (depreciation)	2,360,451,128	4,622,601,893	2,152,309,972	185,533,763	140,277,906	73,604,175	279,519
Net tax unrealized currency appreciation (depreciation)	—	(436)	(2,597)	—	—	(186)	(1)
Undistributed (accumulated) net investment income (loss)	(27,029,620)	17,191,737	(38,565,851)	(5,018,148)	(1,643,321)	(2,484,568)	8,112
Undistributed (accumulated) net realized gain (loss)	27,231,518	145,046,348	225,070,908	14,502,891	4,400,530	249,484	(130,249)
Paid-in capital	1,654,926,109	1,753,775,815	1,734,411,445	254,330,355	147,121,412	443,943,009	3,860,364

Net Assets	$4,015,579,135	$6,538,615,357	$4,073,223,877	$449,348,861	$290,156,527	$515,311,914	$4,017,745

March 31, 2019	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of September 30, 2018, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Short term capital loss carryforwards:
No expiration date	$—	$—	$—	$—	$1,434,901	$—	$26,354

The tax character of distributions paid during the six months ended March 31, 2019 and for the year ended September 30, 2018 was as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$210,002,595	$—	$208,739,014
Baron Growth Fund	—	430,003,177	—	655,754,440
Baron Small Cap Fund	—	351,005,399	—	513,668,207
Baron Opportunity Fund	—	19,401,893	—	34,774,256
Baron Fifth Avenue Growth Fund	—	—	—	—
Baron Discovery Fund	—	26,301,382	301,083	—
Baron Durable Advantage Fund	13,002	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2019, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

9. OWNERSHIP CONCENTRATION

As of March 31, 2019, the officers, trustees, and portfolio managers owned, directly or indirectly, 14.10% of Baron Fifth Avenue Growth Fund and 48.29% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2018	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2019	Value at March 31, 2019	% of Net Assets at March 31, 2019
“Affiliated” Company as of March 31, 2019:
Benefitfocus, Inc.	$88,990,000	$—	$—	$19,954,000	$—	$—	2,200,000	$108,944,000	1.67%
Choice Hotels International, Inc.	249,900,000	—	—	(16,680,000)	—	1,290,000	3,000,000	233,220,000	3.57%
Iridium Communications, Inc.	168,489,833	—	—	29,504,441	—	—	7,488,437	197,994,274	3.03%
Iridium Communications, Inc., Series B, 6.75%	31,258,957	—	—	5,819,364	—	—	41,074	37,078,321	0.57%
Vail Resorts, Inc.	576,282,000	—	—	(119,952,000)	—	9,870,000	2,100,000	456,330,000	6.98%

	$1,114,920,790	$—	$—	$(81,354,195)	$—	$11,160,000		$1,033,566,595

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2019.

Baron Funds	March 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1 (Continued)

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2018	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2019	Value at March 31, 2019	% of Net Assets at March 31, 2019
“Affiliated” Company as of March 31, 2019:
Installed Building Products, Inc.	$48,750,000	$9,770,446	$—	$14,229,554	$—	$—	1,500,000	$72,750,000	1.79%

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2019.

11. RECENT ACCOUNTING PRONOUNCEMENTS:

As of November 5, 2018, pursuant to the SEC Release #33-10532 “Disclosure Update and Simplification,” funds are no longer required to disclose whether the distributions from earnings are either from net investment income or net realized capital gains. We have evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds’ net assets or results of operations. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. At September 30, 2018, the distributions from net investment income and net realized gain from investments, were as follows:

Net Investment Income	Retail Shares	Institutional Shares	R6 Shares
Baron Asset Fund	$—	$—	$—
Baron Growth Fund	—	—	—
Baron Small Cap Fund	—	—	—
Baron Opportunity Fund	—	—	—
Baron Fifth Avenue Growth Fund	—	—	—
Baron Discovery Fund	48,993	244,807	7,283
Baron Durable Advantage Fund	—	—	—

Net Realized Gain on investments	Retail Shares	Institutional Shares	R6 Shares
Baron Asset Fund	$137,145,474	$69,986,292	$1,607,248
Baron Growth Fund	286,221,373	368,081,112	1,451,955
Baron Small Cap Fund	212,143,374	289,023,146	12,501,687
Baron Opportunity Fund	27,302,633	7,324,844	146,779
Baron Fifth Avenue Growth Fund	—	—	—
Baron Discovery Fund	—	—	—
Baron Durable Advantage Fund	—	—	—

As part of this update, it is no longer required to disclose the undistributed net investment income/(distributions in excess of net investment income), which were as follows as of September 30, 2018:

Baron Asset Fund	$(18,053,692)
Baron Growth Fund	6,338,005
Baron Small Cap Fund	(25,558,176)
Baron Opportunity Fund	(2,928,899)
Baron Fifth Avenue Growth Fund	(985,077)
Baron Discovery Fund	(995,200)
Baron Durable Advantage Fund	10,248

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has elected to early adopt this guidance and the amendments are reflected in the current year financial statements.

March 31, 2019	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2019	81.43	(0.23)[1]	0.32	0.09	0.00	(4.73)	(4.73)	76.79	0.59	[2]	1.30	[3]	(0.64)[3]	2,162.5	2.12	[2]

Year Ended September 30,

2018	70.87	(0.59)[1]	16.09	15.50	0.00	(4.94)	(4.94)	81.43	23.11		1.30		(0.79)	2,259.7	9.87

2017	60.67	(0.48)[1]	13.48	13.00	0.00	(2.80)	(2.80)	70.87	22.41		1.31		(0.75)	1,979.1	10.35

2016	60.88	(0.25)[1]	6.63	6.38	0.00	(6.59)	(6.59)	60.67	11.14		1.31		(0.43)	1,802.6	12.54

2015	63.75	(0.41)[1]	1.71	1.30	0.00	(4.17)	(4.17)	60.88	1.81		1.31		(0.62)	1,804.3	13.53

2014	61.37	(0.44)[1]	8.42	7.98	0.00	(5.60)	(5.60)	63.75	13.59		1.31		(0.70)	2,000.5	11.26

2013	52.03	(0.34)[1]	13.44	13.10	0.00	(3.76)	(3.76)	61.37	27.17		1.32		(0.62)	2,024.2	12.04

2012	49.00	(0.14)[1]	10.94	10.80	0.00	(7.77)	(7.77)	52.03	24.65		1.33		(0.28)	1,845.6	13.11

2011	49.27	(0.23)[1]	0.73	0.50	0.00	(0.77)	(0.77)	49.00	0.85		1.33		(0.41)	1,924.9	23.89

2010	43.62	(0.28)[1]	5.93	5.65	0.00	0.00	0.00	49.27	12.95		1.32		(0.61)	2,424.2	13.04

INSTITUTIONAL SHARES

Six Months Ended March 31,

2019	84.36	(0.14)[1]	0.35	0.21	0.00	(4.73)	(4.73)	79.84	0.72	[2]	1.04	[3]	(0.37)[3]	1,777.3	2.12	[2]

Year Ended September 30,

2018	73.07	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.36	23.43		1.04		(0.53)	1,315.7	9.87

2017	62.30	(0.33)[1]	13.90	13.57	0.00	(2.80)	(2.80)	73.07	22.76		1.04		(0.50)	1,021.0	10.35

2016	62.19	(0.10)[1]	6.80	6.70	0.00	(6.59)	(6.59)	62.30	11.44		1.04		(0.17)	723.3	12.54

2015	64.87	(0.24)[1]	1.73	1.49	0.00	(4.17)	(4.17)	62.19	2.09		1.04		(0.36)	719.1	13.53

2014	62.20	(0.28)[1]	8.55	8.27	0.00	(5.60)	(5.60)	64.87	13.90		1.04		(0.43)	689.8	11.26

2013	52.55	(0.21)[1]	13.62	13.41	0.00	(3.76)	(3.76)	62.20	27.51		1.05		(0.38)	506.1	12.04

2012	49.30	0.01 [1]	11.01	11.02	0.00	(7.77)	(7.77)	52.55	24.99		1.06		0.02	386.7	13.11

2011	49.43	(0.10)[1]	0.74	0.64	0.00	(0.77)	(0.77)	49.30	1.14		1.06		(0.18)	288.9	23.89

2010	43.65	(0.15)[1]	5.93	5.78	0.00	0.00	0.00	49.43	13.24		1.06		(0.33)	242.8	13.04

R6 SHARES

Six Months Ended March 31,

2019	84.35	(0.14)[1]	0.35	0.21	0.00	(4.73)	(4.73)	79.83	0.72	[2]	1.04	[3]	(0.38)[3]	75.8	2.12	[2]

Year Ended September 30,

2018	73.06	(0.41)[1]	16.64	16.23	0.00	(4.94)	(4.94)	84.35	23.43		1.04		(0.54)	73.5	9.87

2017	62.30	(0.34)[1]	13.90	13.56	0.00	(2.80)	(2.80)	73.06	22.74		1.04		(0.51)	22.5	10.35

2016[4]	53.85	(0.21)[1]	8.68	8.47	0.00	(0.02)	(0.02)	62.30	15.73	[2]	1.04	[3]	(0.52)[3]	7.8	12.54

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	45

Baron Funds	March 31, 2019

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:				Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2019	80.68	0.07	[1]	(1.24)	(1.17)	0.00	(5.13)	(5.13)	74.38	(0.99)[4]	1.30	[3,5]	0.20 [5]	2,487.8	0.80	[4]

Year Ended September 30,

2018	71.77	(0.17)[1]		16.98	16.81	0.00	(7.90)	(7.90)	80.68	25.55	1.29	[3]	(0.24)	2,747.8	2.92

2017	67.13	(0.16)[1]		12.44	12.28	0.00	(7.64)	(7.64)	71.77	20.47	1.30	[3]	(0.25)	2,666.6	3.32

2016	68.25	0.08	[1]	4.83	4.91	0.00	(6.03)	(6.03)	67.13	7.60	1.30	[3]	0.12	2,917.2	4.68

2015	70.46	(0.27)[1]		1.28	1.01	0.00	(3.22)	(3.22)	68.25	1.27	1.29	[3]	(0.37)	3,511.2	6.95

2014	68.67	0.06	[1]	3.45	3.51	(0.03)	(1.69)	(1.72)	70.46	5.11	1.29	[3]	0.08	4,076.1	13.15

2013	58.19	(0.12)[1]		16.37	16.25	(0.18)	(5.59)	(5.77)	68.67	30.76	1.30		(0.20)	4,644.2	9.63

2012	46.18	0.20	[1]	12.64	12.84	0.00	(0.83)	(0.83)	58.19	28.12	1.32		0.38	4,073.5	13.70

2011	44.37	(0.29)[1]		2.10	1.81	0.00	0.00	0.00	46.18	4.08	1.32		(0.56)	4,110.8	13.51

2010	39.00	(0.34)[1]		5.71	5.37	0.00	0.00	0.00	44.37	13.77	1.32		(0.80)	4,842.8	16.12

INSTITUTIONAL SHARES

Six Months Ended March 31,

2019	83.09	0.16	[1]	(1.26)	(1.10)	0.00	(5.13)	(5.13)	76.86	(0.87)[4]	1.04	[3,5]	0.45 [5]	3,940.7	0.80	[4]

Year Ended September 30,

2018	73.52	0.01	[1]	17.46	17.47	0.00	(7.90)	(7.90)	83.09	25.86	1.03	[3]	0.01	4,134.2	2.92

2017	68.42	0.00	[1,6]	12.74	12.74	0.00	(7.64)	(7.64)	73.52	20.79	1.04	[3]	0.00 [7]	3,433.5	3.32

2016	69.28	0.24	[1]	4.93	5.17	0.00	(6.03)	(6.03)	68.42	7.88	1.05	[3]	0.37	3,043.3	4.68

2015	71.33	(0.09)[1]		1.28	1.19	(0.02)	(3.22)	(3.24)	69.28	1.51	1.04	[3]	(0.12)	3,440.4	6.95

2014	69.32	0.20	[1]	3.53	3.73	(0.03)	(1.69)	(1.72)	71.33	5.39	1.04	[3]	0 28	3,694.5	13.15

2013	58.70	0.02	[1]	16.52	16.54	(0.33)	(5.59)	(5.92)	69.32	31.10	1.05		0.04	2,976.7	9.63

2012	46.46	0.45	[1]	12.62	13.07	0.00	(0.83)	(0.83)	58.70	28.45	1.06		0.83	1,747.3	13.70

2011	44.52	(0.17)[1]		2.11	1.94	0.00	0.00	0.00	46.46	4.36	1.06		(0.33)	1,261.8	13.51

2010	39.03	(0.22)[1]		5.71	5.49	0.00	0.00	0.00	44.52	14.07	1.06		(0.53)	728.9	16.12

R6 SHARES

Six Months Ended March 31,

2019	83.10	0.16	[1]	(1.26)	(1.10)	0.00	(5.13)	(5.13)	76.87	(0.87)[4]	1.04	[3,5]	0.46 [5]	110.1	0.80	[4]

Year Ended September 30,

2018	73.52	0.00	[1,6]	17.48	17.48	0.00	(7.90)	(7.90)	83.10	25.88	1.04	[3]	(0.00)[7]	107.4	2.92

2017	68.42	(0.11)[1]		12.85	12.74	0.00	(7.64)	(7.64)	73.52	20.79	1.05	[3]	(0.15)	12.5	3.32

2016[8]	60.02	(0.15)[1]		8.55	8.40	0.00	0.00	0.00	68.42	14.00 [4]	1.05	[3,5]	(0.33)[5]	2.3	4.68

[1]	Based on average shares outstanding.
[2]	Benefit of expense reduction rounds to less than 0.01%.
[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]	Less than $0.01 per share.
[7]	Less than 0.01%.
[8]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

46	See Notes to Financial Statements.

March 31, 2019	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:					Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investment ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)	Operating expenses (%)		Net investment income (loss) (%)	Net assets (In millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2019	33.68	(0.11)[1]	(1.50)	(1.61)	0.00	(2.61)	(2.61)	29.46	(4.10)[3]	1.31	[4]	(0.82)[4]	1,567.9	5.99	[3]

Year Ended September 30,

2018	30.64	(0.32)[1]	7.21	6.89	0.00	(3.85)	(3.85)	33.68	25.00	1.30		(1.05)	1,831.3	14.19

2017	30.59	(0.04)[1]	5.77	5.73	0.00	(5.68)	(5.68)	30.64	22.45	1.31	[5]	(0.15)	1,730.3	28.95

2016	30.34	(0.18)[1]	3.84	3.66	0.00	(3.41)	(3.41)	30.59	12.89	1.32	[5]	(0.64)	1,826.3	10.25

2015	33.68	(0.21)[1]	(1.10)	(1.31)	0.00	(2.03)	(2.03)	30.34	(4.32)	1.30		(0.61)	2,601.4	14.66

2014	32.83	(0.01)[1]	2.14	2.13	0.00	(1.28)	(1.28)	33.68	6.52	1.30		(0.04)	3,192.8	16.41

2013	26.14	(0.12)[1]	7.61	7.49	0.00	(0.80)	(0.80)	32.83	29.51	1.31		(0.42)	3,626.1	20.35

2012	20.84	(0.19)[1]	5.96	5.77	0.00	(0.47)	(0.47)	26.14	28.09	1.31		(0.76)	3,081.8	28.02

2011	20.90	(0.15)[1]	0.09 [2]	(0.06)	0.00	0.00	0.00	20.84	(0.29)	1.31		(0.63)	2,842.0	32.81

2010	17.96	(0.06)[1]	3.00	2.94	0.00	0.00	0.00	20.90	16.37	1.31		(0.30)	3,032.0	27.22

INSTITUTIONAL SHARES

Six Months Ended March 31,

2019	34.95	(0.08)[1]	(1.53)	(1.61)	0.00	(2.61)	(2.61)	30.73	(3.94)[3]	1.05	[4]	(0.56)[4]	2,343.6	5.99	[3]

Year Ended September 30,

2018	31.58	(0.25)[1]	7.47	7.22	0.00	(3.85)	(3.85)	34.95	25.33	1.04		(0.79)	2,696.7	14.19

2017	31.29	0.02 [1]	5.95	5.97	0.00	(5.68)	(5.68)	31.58	22.76	1.05	[5]	0.06	2,404.6	28.95

2016	30.88	(0.12)[1]	3.94	3.82	0.00	(3.41)	(3.41)	31.29	13.21	1.06	[5]	(0.41)	1,680.7	10.25

2015	34.16	(0.13)[1]	(1.12)	(1.25)	0.00	(2.03)	(2.03)	30.88	(4.08)	1.04		(0.37)	1,923.2	14.66

2014	33.20	0.06 [1]	2.18	2.24	0.00	(1.28)	(1.28)	34.16	6.79	1.04		0.18	2,057.4	16.41

2013	26.36	(0.05)[1]	7.69	7.64	0.00	(0.80)	(0.80)	33.20	29.85	1.05		(0.16)	1,775.7	20.35

2012	20.96	(0.13)[1]	6.00	5.87	0.00	(0.47)	(0.47)	26.36	28.41	1.05		(0.53)	1,111.0	28.02

2011	20.97	(0.10)[1]	0.09 [2]	(0.01)	0.00	0.00	0.00	20.96	(0.05)	1.06		(0.42)	518.6	32.81

2010	17.97	(0.03)[1]	3.03	3.00	0.00	0.00	0.00	20.97	16.69	1.06		(0.15)	261.1	27.22

R6 SHARES

Six Months Ended March 31,

2019	34.94	(0.08)[1]	(1.53)	(1.61)	0.00	(2.61)	(2.61)	30.72	(3.95)[3]	1.05	[4]	(0.56)[4]	161.7	5.99	[3]

Year Ended September 30,

2018	31.57	(0.26)[1]	7.48	7.22	0.00	(3.85)	(3.85)	34.94	25.34	1.05		(0.82)	155.2	14.19

2017	31.29	(0.08)[1]	6.04	5.96	0.00	(5.68)	(5.68)	31.57	22.72	1.06	[5]	(0.28)	101.8	28.95

2016[6]	26.06	(0.17)[1]	5.40	5.23	0.00	0.00	0.00	31.29	20.07 [3]	1.06	[4,5]	(0.85)[4]	3.7	10.25

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	Not Annualized.
[4]	Annualized.
[5]	Interest expense rounds to less than 0.01%.
[6]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	47

Baron Funds	March 31, 2019

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:								Ratios to Average Net Assets:			Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Redemption fee		Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2019	22.02	(0.10)[1]	0.27	0.17	0.00	(0.93)	(0.93)	0.00		21.26	1.23	[5]	1.36	[6]	(1.07)[6]	340.4	17.98	[5]

Year Ended September 30,

2018	18.53	(0.22)[1]	6.36	6.14	0.00	(2.65)	(2.65)	0.00		22.02	37.41		1.37	[4]	(1.13)	363.6	23.97

2017	16.87	(0.20)[1]	3.75	3.55	0.00	(1.89)	(1.89)	0.00		18.53	24.32		1.41	[4]	(1.18)	201.4	32.62

2016	17.12	(0.13)[1]	1.70	1.57	0.00	(1.82)	(1.82)	0.00		16.87	9.19		1.41	[4]	(0.83)	207.0	32.38

2015	18.61	(0.21)[1]	(0.25)	(0.46)	0.00	(1.03)	(1.03)	0.00		17.12	(2.70)		1.38	[4]	(1.10)	232.2	41.87

2014	19.26	(0.24)[1]	0.79	0.55	0.00	(1.20)	(1.20)	0.00		18.61	2.87	[3]	1.35		(1.24)	331.2	63.40

2013	15.61	(0.17)[1]	4.06	3.89	0.00	(0.24)	(0.24)	0.00		19.26	25.39		1.37		(1.02)	359.9	70.44

2012	12.83	(0.17)[1]	2.95	2.78	0.00	0.00	0.00	0.00		15.61	21.67		1.39		(1.16)	332.4	88.56

2011	12.76	(0.16)[1]	0.23	0.07	0.00	0.00	0.00	0.00		12.83	0.55		1.41		(1.11)	240.4	65.43

2010	10.61	(0.13)[1]	2.28	2.15	0.00	0.00	0.00	0.00	[2]	12.76	20.26		1.44		(1.08)	214.4	76.44

INSTITUTIONAL SHARES

Six Months Ended March 31,

2019	22.83	(0.08)[1]	0.30	0.22	0.00	(0.93)	(0.93)	0.00		22.12	1.41	[5]	1.11	[6]	(0.82)[6]	94.6	17.98	[5]

Year Ended September 30,

2018	19.08	(0.18)[1]	6.58	6.40	0.00	(2.65)	(2.65)	0.00		22.83	37.73		1.11	[4]	(0.88)	96.4	23.97

2017	17.27	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	0.00		19.08	24.65		1.14	[4]	(0.92)	51.7	32.62

2016	17.45	(0.08)[1]	1.72	1.64	0.00	(1.82)	(1.82)	0.00		17.27	9.44		1.13	[4]	(0.46)	43.3	32.38

2015	18.89	(0.16)[1]	(0.25)	(0.41)	0.00	(1.03)	(1.03)	0.00		17.45	(2.38)		1.10	[4]	(0.84)	91.7	41.87

2014	19.49	(0.19)[1]	0.79	0.60	0.00	(1.20)	(1.20)	0.00		18.89	3.10	[3]	1.08		(0.97)	109.4	63.40

2013	15.75	(0.13)[1]	4.11	3.98	0.00	(0.24)	(0.24)	0.00		19.49	25.74		1.11		(0.79)	101.3	70.44

2012	12.91	(0.13)[1]	2.97	2.84	0.00	0.00	0.00	0.00		15.75	22.00		1.13		(0.90)	62.5	88.56

2011	12.80	(0.12)[1]	0.23	0.11	0.00	0.00	0.00	0.00		12.91	0.86		1.14		(0.84)	35.5	65.43

2010	10.62	(0.10)[1]	2.28	2.18	0.00	0.00	0.00	0.00	[2]	12.80	20.53		1.18		(0.83)	25.5	76.44

R6 SHARES

Six Months Ended March 31,

2019	22.86	(0.08)[1]	0.29	0.21	0.00	(0.93)	(0.93)	0.00		22.14	1.36	[5]	1.10	[6]	(0.80)[6]	14.3	17.98	[5]

Year Ended September 30,

2018	19.09	(0.17)[1]	6.59	6.42	0.00	(2.65)	(2.65)	0.00		22.86	37.83		1.09	[4]	(0.82)	14.0	23.97

2017	17.28	(0.16)[1]	3.86	3.70	0.00	(1.89)	(1.89)	0.00		19.09	24.64		1.12	[4]	(0.89)	1.0	32.62

2016[7]	16.88	(0.02)[1]	0.42	0.40	0.00	0.00	0.00	0.00		17.28	2.37	[5]	1.12	[4,6]	(1.25)[6]	0.5	32.38

[1]	Based on average shares outstanding.
[2]	Less than $0.01 per share.
[3]

The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

[4]	Interest expense rounds to less than 0.01%.
[5]	Not Annualized.
[6]	Annualized.
[7]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

48	See Notes to Financial Statements.

March 31, 2019	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2019	31.02	(0.09)[1]	(0.37)	(0.46)	0.00	0.00	0.00	30.56	(1.48)[2,4]		1.08	[5]	(0.08)[5]	1.00	[5]	(0.63)[5]	113.5	11.37	[4]

Year Ended September 30,

2018	24.04	(0.17)[1]	7.15	6.98	0.00	0.00	0.00	31.02	29.03	[2]	1.09		(0.08)	1.01		(0.61)	132.2	8.81

2017	19.35	(0.11)[1]	4.80	4.69	0.00	0.00	0.00	24.04	24.24	[2]	1.12	[3]	(0.02)	1.10		(0.50)	87.5	13.94

2016[7]	16.91	(0.08)[1]	2.52	2.44	0.00	0.00	0.00	19.35	14.43	[2]	1.26		(0.04)	1.22		(0.43)	73.5	19.30

2015	16.83	(0.09)[1]	0.17 [6]	0.08	0.00	0.00	0.00	16.91	0.48	[2]	1.32		(0.02)	1.30		(0.49)	71.5	14.54

2014	14.42	(0.05)[1]	2.46	2.41	0.00	0.00	0.00	16.83	16.71	[2]	1.37		(0.07)	1.30		(0.29)	53.2	16.84

2013	11.83	0.02 [1]	2.57	2.59	0.00	0.00	0.00	14.42	21.89	[2]	1.47		(0.17)	1.30		0.14	47.8	22.91

2012	8.98	(0.03)[1]	2.88	2.85	0.00	0.00	0.00	11.83	31.74	[2]	1.55		(0.25)	1.30		(0.30)	34.8	79.07

2011	9.21	(0.06)[1]	(0.17)	(0.23)	0.00	0.00	0.00	8.98	(2.50)[2]		1.59		(0.29)	1.30		(0.55)	23.4	75.36

2010	8.60	(0.03)[1]	0.66	0.63	(0.02)	0.00	(0.02)	9.21	7.38	[2]	1.62		(0.25)	1.37		(0.32)	29.0	57.67

INSTITUTIONAL SHARES

Six Months Ended March 31,

2019	31.62	(0.05)[1]	(0.38)	(0.43)	0.00	0.00	0.00	31.19	(1.36)[2,4]		0.81	[5]	(0.06)[5]	0.75	[5]	(0.38)[5]	155.5	11.37	[4]

Year Ended September 30,

2018	24.44	(0.10)[1]	7.28	7.18	0.00	0.00	0.00	31.62	29.38	[2]	0.82		(0.06)	0.76		(0.36)	152.2	8.81

2017	19.62	(0.05)[1]	4.87	4.82	0.00	0.00	0.00	24.44	24.57		0.84	[3]	0.00	0.84		(0.24)	89.5	13.94

2016[7]	17.10	(0.03)[1]	2.55	2.52	0.00	0.00	0.00	19.62	14.74	[2]	0.98		(0.01)	0.97		(0.19)	81.9	19.30

2015	17.00	(0.04)[1]	0.16 [6]	0.12	(0.02)	0.00	(0.02)	17.10	0.72		1.04		0.00	1.04		(0.23)	74.7	14.54

2014	14.53	(0.01)[1]	2.48	2.47	0.00	0.00	0.00	17.00	17.00	[2]	1.08		(0.03)	1.05		(0.08)	56.0	16.84

2013	11.89	0.05 [1]	2.59	2.64	0.00	0.00	0.00	14.53	22.20	[2]	1.18		(0.13)	1.05		0.36	33.8	22.91

2012	9.00	(0.01)[1]	2.90	2.89	0.00	0.00	0.00	11.89	32.11	[2]	1.26		(0.21)	1.05		(0.05)	18.9	79.07

2011	9.21	(0.03)[1]	(0.18)	(0.21)	0.00	0.00	0.00	9.00	(2.28)[2]		1.31		(0.26)	1.05		(0.30)	10.2	75.36

2010	8.61	(0.01)[1]	0.66	0.65	(0.05)	0.00	(0.05)	9.21	7.59	[2]	1.35		(0.24)	1.11		(0.07)	10.4	57.67

R6 SHARES

Six Months Ended March 31,

2019	31.63	(0.05)[1]	(0.38)	(0.43)	0.00	0.00	0.00	31.20	(1.36)[2,4]		0.81	[5]	(0.06)[5]	0.75	[5]	(0.38)[5]	21.2	11.37	[4]

Year Ended September 30,

2018	24.45	(0.11)[1]	7.29	7.18	0.00	0.00	0.00	31.63	29.37	[2]	0.80		(0.05)	0.75		(0.37)	21.4	8.81

2017	19.63	(0.06)[1]	4.88	4.82	0.00	0.00	0.00	24.45	24.55		0.84	[3]	0.00	0.84		(0.27)	4.7	13.94

2016[7]	17.03	(0.05)[1]	2.65	2.60	0.00	0.00	0.00	19.63	15.27	[2,4]	0.85	[5]	(0.01)[5]	0.84	[5]	(0.37)[5]	1.4	19.30

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Interest expense rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.
[6]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[7]	For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	49

Baron Funds	March 31, 2019

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:			Less distributions to shareholders from:						Ratios to Average Net Assets:						Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)	Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2019	23.77	(0.09)[1]	(1.98)	(2.07)	0.00	(1.50)	(1.50)	20.20	(8.34)[3,6]		1.38	[7]	(0.03)[7]	1.35	[7]	(0.93)[7]	146.4	18.05	[6]

Year Ended September 30,

2018	17.56	0.09 [1]	6.13	6.22	(0.01)	0.00	(0.01)	23.77	35.41	[3]	1.40	[8]	(0.05)	1.35		0.45	108.2	72.25

2017	13.40	(0.17)[1]	4.33	4.16	0.00	0.00	0.00	17.56	31.04	[3]	1.47		(0.12)	1.35		(1.11)	131.2	40.97

2016	11.13	0.16 [1]	2.38	2.54	0.00	(0.27)	(0.27)	13.40	23.24	[3]	1.88		(0.53)	1.35		1.38	18.6	90.74

2015	11.68	(0.13)[1]	(0.42)	(0.55)	0.00	0.00	0.00	11.13	(4.71)[3,4]		1.57		(0.22)	1.35		(0.97)	19.9	114.82

2014	10.00	(0.10)[1]	1.78 [2]	1.68	0.00	0.00	0.00	11.68	16.80	[3]	2.16		(0.81)	1.35		(0.85)	16.6	109.40

INSTITUTIONAL SHARES

Six Months Ended March 31,

2019	24.03	(0.07)[1]	(2.00)	(2.07)	0.00	(1.50)	(1.50)	20.46	(8.25)[3,6]		1.12	[7]	(0.02)[7]	1.10	[7]	(0.68)[7]	363.5	18.05	[6]

Year Ended September 30,

2018	17.74	0.01 [1]	6.32	6.33	(0.04)	0.00	(0.04)	24.03	35.74	[3]	1.12	[8]	(0.02)	1.10		0.05	280.2	72.25

2017	13.50	(0.13)[1]	4.37	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.23		(0.13)	1.10		(0.85)	113.6	40.97

2016	11.19	0.12 [1]	2.46	2.58	0.00	(0.27)	(0.27)	13.50	23.47	[3]	1.49		(0.39)	1.10		1.06	22.8	90.74

2015	11.71	(0.10)[1]	(0.42)	(0.52)	0.00	0.00	0.00	11.19	(4.44)[3,4]		1.25		(0.15)	1.10		(0.72)	53.9	114.82

2014	10.00	(0.08)[1]	1.79 [2]	1.71	0.00	0.00	0.00	11.71	17.10	[3]	1.91		(0.81)	1.10		(0.64)	48.7	109.40

R6 SHARES

Six Months Ended March 31,

2019	24.03	(0.07)[1]	(2.00)	(2.07)	0.00	(1.50)	(1.50)	20.46	(8.25)[3,6]		1.10	[7]	(0.01)[7]	1.09	[7]	(0.67)[7]	5.4	18.05	[6]

Year Ended September 30,

2018	17.74	0.03 [1]	6.30	6.33	(0.04)	0.00	(0.04)	24.03	35.75	[3]	1.10	[8]	(0.01)	1.09		0.15	5.6	72.25

2017	13.50	(0.12)[1]	4.36	4.24	0.00	0.00	0.00	17.74	31.41	[3]	1.22		(0.13)	1.09		(0.79)	3.2	40.97

2016[5]	12.89	(0.01)[1]	0.62	0.61	0.00	0.00	0.00	13.50	4.73	[3,6]	1.48	[7]	(0.39)[7]	1.09	[7]	(0.66)[7]	2.0	90.74

[1]	Based on average shares outstanding.
[2]

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[4]

The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[5]	For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.
[6]	Not Annualized.
[7]	Annualized.
[8]	Interest expense rounds to less than 0.01%.

50	See Notes to Financial Statements.

March 31, 2019	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout each period:

		Income (loss) from investment operations:				Less distributions to shareholders from:						Ratios to Average Net Assets:							Supplemental Data:

	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	Net investment income ($)	Net realized gain on investments ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)		Operating expenses (%)		Less: Reimbursement of expenses by Adviser (%)	Net operating expenses (%)		Net investment income (loss) (%)		Net assets (in millions), end of period ($)	Portfolio turnover rate (%)

RETAIL SHARES

Six Months Ended March 31,

2019	10.74	0.02	[1]	(0.15)	(0.13)	(0.03)	0.00	(0.03)	10.58	(1.14)[2,3]		8.51	[4]	(7.56)[4]	0.95	[4]	0.38	[4]	0.7	7.86	[3]

Period Ended September 30,

2018[5]	10.00	0.01	[1]	0.73	0.74	0.00	0.00	0.00	10.74	7.40	[2,3]	7.45	[4]	(6.50)[4]	0.95	[4]	0.19	[4]	0.6	5.85	[3]

INSTITUTIONAL SHARES

Six Months Ended March 31,

2019	10.76	0.03	[1]	(0.15)	(0.12)	(0.03)	0.00	(0.03)	10.61	(1.05)[2,3]		6.33	[4]	(5.63)[4]	0.70	[4]	0.62	[4]	2.9	7.86	[3]

Period Ended September 30,

2018[5]	10.00	0.04	[1]	0.72	0.76	0.00	0.00	0.00	10.76	7.60	[2,3]	5.71	[4]	(5.01)[4]	0.70	[4]	0.46	[4]	3.0	5.85	[3]

R6 SHARES

Six Months Ended March 31,

2019	10.75	0.03	[1]	(0.14)	(0.11)	(0.03)	0.00	(0.03)	10.61	(0.96)[2,3]		6.00	[4]	(5.30)[4]	0.70	[4]	0.62	[4]	0.4	7.86	[3]

Period Ended September 30,

2018[5]	10.00	0.04	[1]	0.71	0.75	0.00	0.00	0.00	10.75	7.50	[2,3]	5.24	[4]	(4.54)[4]	0.70	[4]	0.46	[4]	0.4	5.85	[3]

[1]	Based on average shares outstanding.
[2]	The total returns would have been lower had certain expenses not been reduced during the period shown.
[3]	Not Annualized.
[4]	Annualized.
[5]	For the period January 2, 2018 (commencement of operations) to September 30, 2018.

See Notes to Financial Statements.	51

Baron Funds	March 31, 2019

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2018 and held for the six months ended March 31, 2019.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20191

	Actual Total Return	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	0.59%	$1,000.00	$1,005.90		1.30%	$6.50
Baron Asset Fund — Institutional Shares	0.72%	$1,000.00	$1,007.20		1.04%	$5.20
Baron Asset Fund — R6 Shares	0.72%	$1,000.00	$1,007.20		1.04%	$5.20
Baron Growth Fund — Retail Shares	(0.99)%	$1,000.00	$990.10		1.30%	$6.45
Baron Growth Fund — Institutional Shares	(0.87)%	$1,000.00	$991.30		1.04%	$5.16
Baron Growth Fund — R6 Shares	(0.87)%	$1,000.00	$991.30		1.04%	$5.16
Baron Small Cap Fund — Retail Shares	(4.10)%	$1,000.00	$959.00		1.31%	$6.40
Baron Small Cap Fund — Institutional Shares	(3.94)%	$1,000.00	$960.60		1.05%	$5.13
Baron Small Cap Fund — R6 Shares	(3.95)%	$1,000.00	$960.50		1.05%	$5.13
Baron Opportunity Fund — Retail Shares	1.23%	$1,000.00	$1,012.30		1.36%	$6.82
Baron Opportunity Fund — Institutional Shares	1.41%	$1,000.00	$1,014.10		1.11%	$5.57
Baron Opportunity Fund — R6 Shares	1.36%	$1,000.00	$1,013.60		1.10%	$5.52
Baron Fifth Avenue Growth Fund — Retail Shares	(1.48)%	$1,000.00	$985.20	[3]	1.00%[4]	$4.95
Baron Fifth Avenue Growth Fund — Institutional Shares	(1.36)%	$1,000.00	$986.40	[3]	0.75%[4]	$3.71
Baron Fifth Avenue Growth Fund — R6 Shares	(1.36)%	$1,000.00	$986.40	[3]	0.75%[4]	$3.71
Baron Discovery Fund — Retail Shares	(8.34)%	$1,000.00	$916.60	[3]	1.35%[4]	$6.45
Baron Discovery Fund — Institutional Shares	(8.25)%	$1,000.00	$917.50	[3]	1.10%[4]	$5.26
Baron Discovery Fund — R6 Shares	(8.25)%	$1,000.00	$917.50	[3]	1.09%[4]	$5.21
Baron Durable Advantage Fund — Retail Shares	(1.14)%	$1,000.00	$988.60	[3]	0.95%[4]	$4.71
Baron Durable Advantage Fund — Institutional Shares	(1.05)%	$1,000.00	$989.50	[3]	0.70%[4]	$3.47
Baron Durable Advantage Fund — R6 Shares	(0.96)%	$1,000.00	$990.40	[3]	0.70%[4]	$3.47

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

March 31, 2019	Baron Funds

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2019

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.15		1.36%	$6.84
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.40		1.11%	$5.59
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.45		1.10%	$5.54
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,019.95	[3]	1.00%[4]	$5.04
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.19	[3]	0.75%[4]	$3.78
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.19	[3]	0.75%[4]	$3.78
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.20	[3]	1.35%[4]	$6.79
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.45	[3]	1.10%[4]	$5.54
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.50	[3]	1.09%[4]	$5.49
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.19	[3]	0.95%[4]	$4.78
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[4]	$3.53
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[4]	$3.53

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

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212-583-2000

www.BaronFunds.com

MARCH 31

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 31, 2019

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 31, 2019